SUPPLEMENT DATED DECEMBER 31, 2005 TO THE PROSPECTUS
                                DATED MAY 2, 2005

                               JNL(R) SERIES TRUST

Please note that the changes are effective January 17, 2006 and apply to your variable annuity product(s).

The following Funds should be added to the list of Funds on the cover page:

JNL/S&P Retirement Income Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund

In the section entitled "PRINCIPAL INVESTMENT STRATEGIES" for the JNL/Select Money Market Fund, please add the following paragraph after the fifth bullet:

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

In the section entitled "PRINCIPAL RISKS OF INVESTING IN THE FUND" for the JNL/Select Money Market Fund, please delete the first bullet in its entirety and replace it with the following:

     o CREDIT & MARKET RISK. Fixed income securities in general are subject to credit risk and market risk. Credit risk is the actual or perceived risk that the issuer of the security will not pay the interest and principal payments when due. The value of a security typically declines if the issuer's credit quality deteriorates. Market risk, also known as interest rate risk, is the risk that interest rates will rise and the value of the securities, including those held by the Fund, will fall. A broad-based market drop may also cause a security's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause a Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that a Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

The following Fund should be added to the section entitled "ABOUT THE FUNDS OF THE TRUST":

JNL/S&P RETIREMENT INCOME FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Retirement Income Fund is high current income and as a secondary objective, capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds) using an asset allocation strategy designed for investors already in or near retirement. The Underlying Funds in which the JNL/S&P Retirement Income Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

The following is a list of Underlying Funds that the Fund may currently invest in. The Fund and the Underlying Funds have the same investment adviser.

JNL SERIES TRUST

JNL/AIM Large Cap Growth Fund                                JNL/Mellon Capital Management Enhanced S&P 500 Stock
JNL/AIM Real Estate Fund                                     Index Fund
JNL/AIM Small Cap Growth Fund                                JNL/Oppenheimer Global Growth Fund
JNL/Alger Growth Fund                                        JNL/Oppenheimer Growth Fund
JNL/Eagle Core Equity Fund                                   JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity Fund                               JNL/Putnam Equity Fund
JNL/FMR Balanced Fund                                        JNL/Putnam Midcap Growth Fund
JNL/FMR Capital Growth Fund                                  JNL/Putnam Value Equity Fund
JNL/Franklin Templeton Small Cap Value Fund                  JNL/Salomon Brothers High Yield Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund                         JNL/Salomon Brothers Strategic Bond Fund
JNL/JPMorgan International Equity Fund                       JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/JPMorgan International Value Fund                        JNL/Select Balanced Fund
JNL/Lazard Mid Cap Value Fund                                JNL/Select Global Growth Fund
JNL/Lazard Small Cap Value Fund                              JNL/Select Large Cap Growth Fund
JNL/Mellon Capital Management S&P 500 Index Fund             JNL/Select Money Market Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund      JNL/Select Value Fund
JNL/Mellon Capital Management Small Cap Index Fund           JNL/T. Rowe Price Established Growth Fund
JNL/Mellon Capital Management International Index Fund       JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Mellon Capital Management Bond Index Fund                JNL/T. Rowe Price Value Fund

JNL VARIABLE FUND LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

Under normal circumstances, the Fund allocates approximately 20% to 45% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

The following chart shows how we expect the asset allocations for the Fund to be over time. The actual allocations may differ from this chart.

[OBJECT OMITTED]]

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as "junk bonds."

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund invests its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Funds, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o DERIVATIVES RISK. Investing in derivative instruments, such as futures and options, involves special risks. The Underlying Fund's sub-adviser must correctly predict price movements, during the life of the derivative, of the underlying asset in order to realize the desired result from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly, and to a greater extent, than other investments, which may increase the volatility of the Fund and create a greater risk of loss.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of an Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified" as defined by the Investment Company Act of 1940, as amended. Compared with
          "diversified" funds, non-diversified funds may invest a greater percentage of their assets in a particular issuer. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DOES NOT INCLUDE UNDERLYING FUND EXPENSES)*
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         0.18%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                        0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  0.19%
---------------------------------------------------------------------------------------------- ---------------------

* As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.78% to 1.34%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts, the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                           $19
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                          $61
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the development of the investment allocations of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

The following Fund should be added to the section entitled "ABOUT THE FUNDS OF THE TRUST":

JNL/S&P RETIREMENT 2015 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Retirement 2015 Fund is high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds) using an asset allocation strategy designed for investors expecting to retire around the year 2015. The Underlying Funds in which the JNL/S&P Retirement 2015 Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. In general, the asset allocation strategy assumes a retirement age of 65.

The following is a list of Underlying Funds that the Fund may currently invest in. The Fund and the Underlying Funds have the same investment adviser.

JNL SERIES TRUST

JNL/AIM Large Cap Growth Fund                                JNL/Mellon Capital Management Enhanced S&P 500 Stock
JNL/AIM Real Estate Fund                                     Index Fund
JNL/AIM Small Cap Growth Fund                                JNL/Oppenheimer Global Growth Fund
JNL/Alger Growth Fund                                        JNL/Oppenheimer Growth Fund
JNL/Eagle Core Equity Fund                                   JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity Fund                               JNL/Putnam Equity Fund
JNL/FMR Balanced Fund                                        JNL/Putnam Midcap Growth Fund
JNL/FMR Capital Growth Fund                                  JNL/Putnam Value Equity Fund
JNL/Franklin Templeton Small Cap Value Fund                  JNL/Salomon Brothers High Yield Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund                         JNL/Salomon Brothers Strategic Bond Fund
JNL/JPMorgan International Equity Fund                       JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/JPMorgan International Value Fund                        JNL/Select Balanced Fund
JNL/Lazard Mid Cap Value Fund                                JNL/Select Global Growth Fund
JNL/Lazard Small Cap Value Fund                              JNL/Select Large Cap Growth Fund
JNL/Mellon Capital Management S&P 500 Index Fund             JNL/Select Money Market Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund      JNL/Select Value Fund
JNL/Mellon Capital Management Small Cap Index Fund           JNL/T. Rowe Price Established Growth Fund
JNL/Mellon Capital Management International Index Fund       JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Mellon Capital Management Bond Index Fund                JNL/T. Rowe Price Value Fund


JNL VARIABLE FUND LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

Under normal circumstances, the Fund allocates approximately 30% to 80% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

The Fund will allocate assets among the Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 35% in domestic equity funds, 55% in investment grade fixed income funds, and 10% in short-term funds (approximately 4 - 5 years after the year
2015) which is the target asset allocation strategy for the JNL/S&P Retirement Income Fund. The Fund will begin to be managed towards a more conservative mix of investments as the Fund approaches the target retirement date. Once the Fund's asset allocation is similar to that of the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund, subject to approval by the Board of Trustees. After the merger, shareholders will own shares of the JNL/S&P Retirement Income Fund. Information on the JNL/S&P Retirement Income Fund can be found elsewhere in this prospectus.

The following chart shows how we expect the asset allocations for the Fund to change over time. The chart in general reflects the shift to a more conservative allocation by reducing the equity exposure over time. The actual allocations may differ from this chart.

[OBJECT OMITTED]]
The Fund seeks to achieve high total return through its investments in Underlying Funds that invest primarily in equity securities, including foreign securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities or short-term securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as "junk bonds."

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund invests its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Funds, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o DERIVATIVES RISK. Investing in derivative instruments, such as futures and options, involves special risks. The Underlying Fund's sub-adviser must correctly predict price movements, during the life of the derivative, of the underlying asset in order to realize the desired result from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly, and to a greater extent, than other investments, which may increase the volatility of the Fund and create a greater risk of loss.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of an Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified" as defined by the Investment Company Act of 1940, as amended. Compared with
          "diversified" funds, non-diversified funds may invest a greater percentage of their assets in a particular issuer. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DOES NOT INCLUDE UNDERLYING FUND EXPENSES)*
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         0.18%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                        0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  0.19%
---------------------------------------------------------------------------------------------- ---------------------

* As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.78% to 1.34%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts, the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                           $19
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                          $61
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the development of the investment allocations of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

The following Fund should be added to the section entitled "ABOUT THE FUNDS OF THE TRUST":

JNL/S&P RETIREMENT 2020 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Retirement 2020 Fund is high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds) using an asset allocation strategy designed for investors expecting to retire around the year 2020. The Underlying Funds in which the JNL/S&P Retirement 2020 Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. In general, the asset allocation strategy assumes a retirement age of 65.

The following is a list of Underlying Funds that the Fund may currently invest in. The Fund and the Underlying Funds have the same investment adviser.

JNL SERIES TRUST

JNL/AIM Large Cap Growth Fund                                JNL/Mellon Capital Management Enhanced S&P 500 Stock
JNL/AIM Real Estate Fund                                     Index Fund
JNL/AIM Small Cap Growth Fund                                JNL/Oppenheimer Global Growth Fund
JNL/Alger Growth Fund                                        JNL/Oppenheimer Growth Fund
JNL/Eagle Core Equity Fund                                   JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity Fund                               JNL/Putnam Equity Fund
JNL/FMR Balanced Fund                                        JNL/Putnam Midcap Growth Fund
JNL/FMR Capital Growth Fund                                  JNL/Putnam Value Equity Fund
JNL/Franklin Templeton Small Cap Value Fund                  JNL/Salomon Brothers High Yield Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund                         JNL/Salomon Brothers Strategic Bond Fund
JNL/JPMorgan International Equity Fund                       JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/JPMorgan International Value Fund                        JNL/Select Balanced Fund
JNL/Lazard Mid Cap Value Fund                                JNL/Select Global Growth Fund
JNL/Lazard Small Cap Value Fund                              JNL/Select Large Cap Growth Fund
JNL/Mellon Capital Management S&P 500 Index Fund             JNL/Select Money Market Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund      JNL/Select Value Fund
JNL/Mellon Capital Management Small Cap Index Fund           JNL/T. Rowe Price Established Growth Fund
JNL/Mellon Capital Management International Index Fund       JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Mellon Capital Management Bond Index Fund                JNL/T. Rowe Price Value Fund

JNL VARIABLE FUND LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

Under normal circumstances, the Fund allocates approximately 30% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

The Fund will allocate assets among the Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 35% in domestic equity funds, 55% in investment grade fixed income funds, and 10% in short-term funds (approximately 4 - 5 years after the year
2020) which is the target asset allocation strategy for the JNL/S&P Retirement Income Fund. The Fund will begin to be managed towards a more conservative mix of investments as the Fund approaches the target retirement date. Once the Fund's asset allocation is similar to that of the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund, subject to approval by the Board of Trustees. After the merger, shareholders will own shares of the JNL/S&P Retirement Income Fund. Information on the JNL/S&P Retirement Income Fund can be found elsewhere in this prospectus.

The following chart shows how we expect the asset allocations for the Fund to change over time. The chart in general reflects the shift to a more conservative allocation by reducing the equity exposure over time. The actual allocations may differ from this chart.

[OBJECT OMITTED]]

The Fund seeks to achieve high total return through its investments in Underlying Funds that invest primarily in equity securities, including foreign securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities or short-term securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as "junk bonds."

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund invests its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Funds, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o DERIVATIVES RISK. Investing in derivative instruments, such as futures and options, involves special risks. The Underlying Fund's sub-adviser must correctly predict price movements, during the life of the derivative, of the underlying asset in order to realize the desired result from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly, and to a greater extent, than other investments, which may increase the volatility of the Fund and create a greater risk of loss.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of an Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified" as defined by the Investment Company Act of 1940, as amended. Compared with
          "diversified" funds, non-diversified funds may invest a greater percentage of their assets in a particular issuer. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DOES NOT INCLUDE UNDERLYING FUND EXPENSES)*
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         0.18%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                        0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  0.19%
---------------------------------------------------------------------------------------------- ---------------------

* As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.78% to 1.34%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts, the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                           $19
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                          $61
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the development of the investment allocations of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

The following Fund should be added to the section entitled "ABOUT THE FUNDS OF THE TRUST":

JNL/S&P RETIREMENT 2025 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Retirement 2025 Fund is high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds) using an asset allocation strategy designed for investors expecting to retire around the year 2025. The Underlying Funds in which the JNL/S&P Retirement 2025 Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. In general, the asset allocation strategy assumes a retirement age of 65.

The following is a list of Underlying Funds that the Fund may currently invest in. The Fund and the Underlying Funds have the same investment adviser.

JNL SERIES TRUST

JNL/AIM Large Cap Growth Fund                                JNL/Mellon Capital Management Enhanced S&P 500 Stock
JNL/AIM Real Estate Fund                                     Index Fund
JNL/AIM Small Cap Growth Fund                                JNL/Oppenheimer Global Growth Fund
JNL/Alger Growth Fund                                        JNL/Oppenheimer Growth Fund
JNL/Eagle Core Equity Fund                                   JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity Fund                               JNL/Putnam Equity Fund
JNL/FMR Balanced Fund                                        JNL/Putnam Midcap Growth Fund
JNL/FMR Capital Growth Fund                                  JNL/Putnam Value Equity Fund
JNL/Franklin Templeton Small Cap Value Fund                  JNL/Salomon Brothers High Yield Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund                         JNL/Salomon Brothers Strategic Bond Fund
JNL/JPMorgan International Equity Fund                       JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/JPMorgan International Value Fund                        JNL/Select Balanced Fund
JNL/Lazard Mid Cap Value Fund                                JNL/Select Global Growth Fund
JNL/Lazard Small Cap Value Fund                              JNL/Select Large Cap Growth Fund
JNL/Mellon Capital Management S&P 500 Index Fund             JNL/Select Money Market Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund      JNL/Select Value Fund
JNL/Mellon Capital Management Small Cap Index Fund           JNL/T. Rowe Price Established Growth Fund
JNL/Mellon Capital Management International Index Fund       JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Mellon Capital Management Bond Index Fund                JNL/T. Rowe Price Value Fund



JNL VARIABLE FUND LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

Under normal circumstances, the Fund allocates approximately 30% to 95% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

The Fund will allocate assets among the Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 35% in domestic equity funds, 55% in investment grade fixed income funds, and 10% in short-term funds (approximately 4 - 5 years after the year
2025) which is the target asset allocation strategy for the JNL/S&P Retirement Income Fund. The Fund will begin to be managed towards a more conservative mix of investments as the Fund approaches the target retirement date. Once the Fund's asset allocation is similar to that of the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund, subject to approval by the Board of Trustees. After the merger, shareholders will own shares of the JNL/S&P Retirement Income Fund. Information on the JNL/S&P Retirement Income Fund can be found elsewhere in this prospectus.

The following chart shows how we expect the asset allocations for the Fund to change over time. The chart in general reflects the shift to a more conservative allocation by reducing the equity exposure over time. The actual allocations may differ from this chart.

[OBJECT OMITTED]]
The Fund seeks to achieve high total return through its investments in Underlying Funds that invest primarily in equity securities, including foreign securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities or short-term securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as "junk bonds."

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund invests its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Funds, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o DERIVATIVES RISK. Investing in derivative instruments, such as futures and options, involves special risks. The Underlying Fund's sub-adviser must correctly predict price movements, during the life of the derivative, of the underlying asset in order to realize the desired result from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly, and to a greater extent, than other investments, which may increase the volatility of the Fund and create a greater risk of loss.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of an Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified" as defined by the Investment Company Act of 1940, as amended. Compared with
          "diversified" funds, non-diversified funds may invest a greater percentage of their assets in a particular issuer. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DOES NOT INCLUDE UNDERLYING FUND EXPENSES)*
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         0.18%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                        0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  0.19%
---------------------------------------------------------------------------------------------- ---------------------

* As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.78% to 1.34%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts, the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                           $19
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                          $61
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the development of the investment allocations of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

For the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund, delete the second paragraph of the section entitled "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", and replace it with the following paragraph:

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the development of the investment allocations of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

For each Fund, with the exception of those Funds sub-advised by Franklin Advisory Services, LLC, Goldman Sachs Asset Management, L.P., Mellon Capital Management Corporation, and Wellington Management Company, LLP, in the section entitled "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT," please add the following sentence to the end of the section:

A discussion regarding the Board of Trustees' basis for approving the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2005.

In the section entitled "INVESTMENT ADVISER", please add the following sentence to the end of the section:

A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2005.

In the section entitled "MANAGEMENT FEE", please add the following Funds to the chart:

............................................... ................................... .................................
                                                                                         Advisory Fee (Annual Rate
                                                                                              Based on Average Net
FUND                                           ASSETS                                         Assets of each FUND)
............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Retirement Income Fund                 $0 to $500 million                                              .13%
                                               Over $500 million                                               .08%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Retirement 2015 Fund                   $0 to $500 million                                              .13%
                                               Over $500 million                                               .08%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Retirement 2020 Fund                   $0 to $500 million                                              .13%
                                               Over $500 million                                               .08%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Retirement 2025 Fund                   $0 to $500 million                                              .13%
                                               Over $500 million                                               .08%

............................................... ................................... .................................

In the section entitled "ADMINISTRATIVE FEE" delete the paragraph in its entirety and replace it with the following:

In addition to the investment advisory fee, each Fund, except the JNL/JPMorgan International Value Fund, the JNL/Select Global Growth Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/JPMorgan International Equity Fund and the JNL/S&P Funds, pays to JNAM L.L.C. (the Administrator) an Administrative Fee of .10% of the average daily net assets of the Fund. The JNL/JPMorgan International Value Fund, the JNL/Select Global Growth Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Mellon Capital Management International Index Fund and the JNL/JPMorgan International Equity Fund pay an Administrative Fee of .15%. The JNL/S&P Funds pay an Administrative Fee of .05%. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees (categorized as "Other Expenses" in the fee tables).

In the section entitled "FINANCIAL HIGHLIGHTS", delete the second paragraph and the Financial Highlights table in its entirety and replace it with the following:

The information for 2001, 2002, 2003 and 2004 has been audited by KPMG LLP, an Independent Registered Public Accounting Firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2005 (semi-annual report) has not been audited. The information for other periods shown were audited by other auditors, whose report dated February 2, 2001, expressed an unqualified opinion.

JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS



                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
      6/30/2005            $   11.67      $      -         $ (0.11)      $      -          $ -            $     -        $ 11.56
     12/31/2004                10.61          0.01            1.05           1.06            -                  -          11.67
     12/31/2003                 8.16         (0.02)           2.47           2.45            -                  -          10.61
     12/31/2002                10.97         (0.03)          (2.76)         (2.79)           -              (0.02)          8.16
10/29(a)-12/31/01              10.00             -            0.97           0.97            -                  -          10.97

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND

Class A
05/02(a)-06/30/05              10.00          0.05            0.73           0.78            -                  -          10.78

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
      6/30/2005                12.47         (0.05)           0.29           0.24            -                  -          12.71
     12/31/2004                11.67         (0.12)           0.92           0.80            -                  -          12.47
     12/31/2003                 8.43         (0.05)           3.29           3.24            -                  -          11.67
     12/31/2002                11.60         (0.07)          (3.10)         (3.17)           -                  -           8.43
10/29(a)-12/31/01              10.00         (0.01)           1.61           1.60            -                  -          11.60

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class A
      6/30/2005                15.50          0.02            0.18           0.20            -                  -          15.70
     12/31/2004                14.76          0.01            0.73           0.74            -                  -          15.50
     12/31/2003                10.91         (0.03)           3.88           3.85            -                  -          14.76
     12/31/2002                16.33         (0.04)          (5.38)         (5.42)           -                  -          10.91
     12/31/2001                18.58         (0.04)          (2.18)         (2.22)           -              (0.03)         16.33
     12/31/2000                22.91         (0.01)          (3.08)         (3.09)           -              (1.24)         18.58

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                     Assuming No Expense Reimburse-
                                                                                                      ment or Fees Paid Indirectly
                                                                                                     -------------------------------
                                      Supplemental Data                                              -------------------------------
                            ----------------------------------------                   Ratio of Net                    Ratio of Net
                            ----------------------------------------   Ratio of         Investment     Ratio of         Investment
                                         Net Assets,                   Expenses to     Income (Loss)  Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net      to Average    Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)     Net Assets (c)  Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
      6/30/2005               (0.94)%    $ 323,211        48.10%           1.02 %            0.18 %         n/a %         n/a %
     12/31/2004                9.99        191,003        96.49            1.07              0.09          1.10          0.06
     12/31/2003               30.02         36,421       140.00            1.10             (0.41)         1.18         (0.49)
     12/31/2002              (25.47)         6,857       180.06            1.10             (0.33)         1.15         (0.38)
10/29(a)-12/31/01              9.70          6,058        14.93            1.10             (0.26)         1.32         (0.48)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND

Class A
05/02(a)-06/30/05              7.80         55,494         7.12            1.04              3.64        n/a            n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
      6/30/2005                1.92         46,503        35.70            1.16             (0.77)          n/a           n/a
     12/31/2004                6.86         44,358        92.65            1.16             (0.92)         1.18         (0.94)
     12/31/2003               38.43         43,940        30.17            1.15             (0.89)         1.19         (0.93)
     12/31/2002              (27.32)        12,915        46.22            1.15             (0.83)         1.17         (0.85)
10/29(a)-12/31/01             16.00          7,665         3.86            1.15             (0.74)         1.24         (0.83)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class A
      6/30/2005                1.29        231,218       137.54            1.01              0.14           n/a           n/a
     12/31/2004                5.02        292,638       195.33            1.04              0.11          1.11          0.04
     12/31/2003               35.29        244,667       168.09            1.08             (0.27)         1.15         (0.34)
     12/31/2002              (33.19)       175,439       236.63            1.08             (0.25)          n/a           n/a
     12/31/2001              (11.97)       341,162        86.80            1.07             (0.23)          n/a           n/a
     12/31/2000              (13.44)       459,577        88.34            1.07             (0.03)          n/a           n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.



JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
      6/30/2005            $    14.96      $ 0.06         $ (0.42)       $ (0.36)             $ -           $ -           $ 14.60
     12/31/2004                 14.17        0.11            0.79           0.90            (0.11)            -             14.96
     12/31/2003                 11.45        0.09            2.72           2.81            (0.09)            -             14.17
     12/31/2002                 14.53        0.10           (3.08)         (2.98)           (0.10)            -             11.45
     12/31/2001                 16.21        0.07           (1.67)         (1.60)           (0.07)        (0.01)            14.53
     12/31/2000                 18.47        0.08           (0.08)             -            (0.09)        (2.17)            16.21

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
      6/30/2005                 19.97       (0.07)          (0.27)         (0.34)               -             -             19.63
     12/31/2004                 16.81       (0.12)           3.28           3.16                -             -             19.97
     12/31/2003                 12.01       (0.10)           4.90           4.80                -             -             16.81
     12/31/2002                 15.55       (0.08)          (3.46)         (3.54)               -             -             12.01
     12/31/2001                 14.20       (0.41)           1.97           1.56                -         (0.21)            15.55
     12/31/2000                 16.97       (0.04)          (2.23)         (2.27)               -         (0.50)            14.20

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class A
      6/30/2005                 10.02        0.06            0.17           0.23                -             -             10.25
     12/31/2004                  9.27        0.12            0.75           0.87            (0.12)            -             10.02
     12/31/2003                  8.26        0.12            1.01           1.13            (0.12)            -              9.27
     12/31/2002                  9.05        0.20           (0.80)         (0.60)           (0.19)            -              8.26
     12/31/2001                  9.69        0.21           (0.65)         (0.44)           (0.20)            -              9.05
  05/01(a)-12/31/00             10.00        0.11           (0.31)         (0.20)           (0.11)            -              9.69

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR CAPITAL GROWTH FUND

Class A
      6/30/2005                 15.67       (0.01)          (0.49)         (0.50)               -             -             15.17
     12/31/2004                 13.28        0.05            2.34           2.39                -             -             15.67
     12/31/2003                  9.79       (0.06)           3.55           3.49                -             -             13.28
     12/31/2002                 13.83       (0.07)          (3.97)         (4.04)               -             -              9.79
     12/31/2001                 23.55       (0.11)          (9.35)         (9.46)               -         (0.26)            13.83
     12/31/2000                 43.62       (0.20)        (14.90)        (15.10)                -         (4.97)            23.55

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
      6/30/2005             (2.41)%          $ 274,352     53.37%           0.96 %          0.72 %          n/a %             n/a %
     12/31/2004              6.32              357,978    100.79            0.96            0.85           1.00              0.81
     12/31/2003             24.54              245,913     80.50            0.97            0.83           1.01              0.79
     12/31/2002            (20.53)             149,242     94.37            0.97            0.78           1.00              0.75
     12/31/2001             (9.83)             174,813    102.56            0.97            0.58           0.99              0.56
     12/31/2000              0.28              146,888    192.40            0.97            0.57            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
      6/30/2005             (1.70)             159,171     32.72            1.06           (0.74)           n/a                n/a
     12/31/2004             18.80              169,746     53.14            1.06           (0.76)          1.07             (0.77)
     12/31/2003             39.97              109,972     70.06            1.05           (0.75)          1.10             (0.80)
     12/31/2002            (22.77)              76,198     71.45            1.05           (0.49)          1.08             (0.52)
     12/31/2001             11.00              112,967     65.36            1.05           (0.31)          1.07             (0.33)
     12/31/2000            (13.25)              77,200     89.43            1.05           (0.30)           n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class A
      6/30/2005              2.30              114,048     46.19            1.01            1.18            n/a               n/a
     12/31/2004              9.42              104,564    163.88            1.03            1.25           1.04              1.24
     12/31/2003             13.73              114,262     60.48            1.05            1.64           1.07              1.62
     12/31/2002             (6.57)              75,591     90.71            1.05            2.11           1.07              2.09
     12/31/2001             (4.49)              72,281    105.66            1.05            2.48           1.06              2.47
  05/01(a)-12/31/00         (2.00)              44,294     41.10            1.05            2.42            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR CAPITAL GROWTH FUND

Class A
      6/30/2005             (3.19)             205,621     77.98            1.01           (0.09)           n/a               n/a
     12/31/2004             18.00              210,402    231.52            1.02            0.39           1.04              0.37
     12/31/2003             35.65              158,013     31.95            1.05           (0.51)          1.07             (0.53)
     12/31/2002            (29.21)             135,669     56.03            1.04           (0.51)          1.09             (0.56)
     12/31/2001            (40.19)             260,726     96.69            1.01           (0.61)          1.03             (0.63)
     12/31/2000            (34.74)             496,830    110.81            0.99           (0.67)           n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.




JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS





                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
05/02(a)-06/30/05          $  10.00         $    -           $ 0.50         $ 0.50          $ -              $ -         $ 10.50

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
05/02(a)-06/30/05             10.00           0.02            0.72           0.74             -                -           10.74

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND

Class A
      6/30/2005               11.04           0.09           (0.36)         (0.27)            -                -           10.77
     12/31/2004                9.61           0.10            1.47           1.57         (0.14)               -           11.04
     12/31/2003                7.59           0.10            2.06           2.16         (0.14)               -            9.61
     12/31/2002                9.66           0.08           (2.07)         (1.99)        (0.08)               -            7.59
     12/31/2001               12.23           0.08           (2.56)         (2.48)        (0.07)           (0.02)           9.66
     12/31/2000               16.79           0.08           (2.49)         (2.41)        (0.01)           (2.14)          12.23

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
      6/30/2005                9.29           0.09           (0.14)         (0.05)            -                -            9.24
     12/31/2004                7.65           0.07            1.65           1.72         (0.08)               -            9.29
     12/31/2003                5.56              -            2.19           2.19         (0.10)               -            7.65
     12/31/2002                7.75           0.07           (2.13)         (2.06)        (0.13)               -            5.56
     12/31/2001                9.79           0.09           (2.08)         (1.99)        (0.04)           (0.01)           7.75
     12/31/2000               13.15           0.04           (2.10)         (2.06)        (0.06)           (1.24)           9.79

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class A
      6/30/2005               14.66          (3.91)           4.18           0.27             -                -           14.93
     12/31/2004               13.16           0.02            3.21           3.23         (0.02)           (1.71)          14.66
     12/31/2003               10.23           0.04            2.92           2.96         (0.03)               -           13.16
     12/31/2002               11.97           0.03           (1.72)         (1.69)        (0.03)           (0.02)          10.23
     12/31/2001               11.75           0.06            1.50           1.56         (0.06)           (1.28)          11.97
     12/31/2000                9.63           0.03            2.40           2.43         (0.03)           (0.28)          11.75

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------





                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
05/02(a)-06/30/05              5.00 %       $ 53,037      1.77%         1.15 %            0.27 %          n/a %             n/a %

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
05/02(a)-06/30/05              7.40           54,488     13.80          1.05              1.36            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND

Class A
      6/30/2005               (2.45)         173,695     86.51          1.11              2.56            n/a                n/a
     12/31/2004               16.34           94,998     75.17          1.17              0.96           1.19               0.94
     12/31/2003               28.53           96,811    113.94          1.23              1.17           1.26               1.14
     12/31/2002              (20.58)          78,272    134.52          1.18              0.83           1.21               0.80
     12/31/2001              (20.29)         103,972     66.42          1.17              0.76           1.18               0.75
     12/31/2000              (13.99)         126,816    138.12          1.17              0.44            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
      6/30/2005               (0.54)         177,992     41.15          1.10              3.17            n/a               n/a
     12/31/2004               22.54           82,081     90.31          1.13              1.14            n/a               n/a
     12/31/2003               39.43           29,609    131.90          1.12              0.75            n/a               n/a
     12/31/2002              (26.59)           5,642    146.48          1.08              0.95            n/a               n/a
     12/31/2001              (20.33)           7,304     82.18          1.07              1.07            n/a               n/a
     12/31/2000              (15.45)           9,264    120.75          1.07              0.40            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class A
      6/30/2005                1.84          211,188     46.32          1.03              0.28            n/a                n/a
     12/31/2004               24.72          222,542    100.95          1.08              0.20           1.13               0.15
     12/31/2003               28.89          142,798     88.62          1.08              0.40           1.17               0.31
     12/31/2002              (14.08)          76,890     98.18          1.08              0.41           1.12               0.37
     12/31/2001               13.24           26,886    143.12          1.07              0.65           1.20               0.52
     12/31/2000               25.37           15,478    134.53          1.07              0.37            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.




JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS


                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class A
      6/30/2005            $    13.81      $     -          $ 0.02         $ 0.02              $ -            $ -         $ 13.83
     12/31/2004                 13.05        (0.02)           2.03           2.01            (0.01)         (1.24)          13.81
     12/31/2003                  9.40         0.01            3.64           3.65                -              -           13.05
     12/31/2002                 11.40            -           (1.96)         (1.96)               -          (0.04)           9.40
     12/31/2001                 10.28         0.02            1.77           1.79            (0.02)         (0.65)          11.40
     12/31/2000                  8.84         0.02            1.45           1.47            (0.03)             -           10.28

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
      6/30/2005                 10.83         0.10            0.15           0.25                -              -           11.08
     12/31/2004                 10.47         0.35            0.04           0.39            (0.03)             -           10.83
     12/31/2003                 10.48         0.23            0.07           0.30            (0.19)         (0.12)          10.47
  01/15(a)-12/31/02             10.00         0.36            0.50           0.86            (0.36)         (0.02)          10.48

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class A
      6/30/2005                  8.80         0.28           (0.33)         (0.05)               -              -            8.75
     12/31/2004                  7.93         0.07            0.82           0.89            (0.02)             -            8.80
     12/31/2003                  6.16         0.03            1.76           1.79            (0.02)             -            7.93
     12/31/2002                  8.21         0.04           (2.09)         (2.05)               -              -            6.16
     12/31/2001                  9.34         0.03           (1.13)         (1.10)           (0.03)             -            8.21
     12/31/2000                 10.58         0.04           (1.24)         (1.20)           (0.03)        (0.01)            9.34

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
      6/30/2005                 13.67         0.32           (0.51)         (0.19)               -              -           13.48
     12/31/2004                 11.45         0.16            2.07           2.23            (0.01)             -           13.67
     12/31/2003                  8.44         0.10            3.04           3.14            (0.13)             -           11.45
  01/15(a)-12/31/02             10.00         0.15           (1.51)         (1.36)           (0.20)             -            8.44

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------






                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class A
      6/30/2005                0.14 %     $ 188,005       44.69%           1.06 %        (0.02)%         n/a %             n/a %
     12/31/2004               15.38         218,851      105.06            1.12          (0.20)          1.18             (0.26)
     12/31/2003               38.83         155,191       70.95            1.13           0.17           1.20              0.10
     12/31/2002              (17.22)         74,559       94.87            1.14          (0.03)          1.17             (0.06)
     12/31/2001               17.34          35,164       78.01            1.15           0.32           1.21              0.26
     12/31/2000               16.60          14,614       58.07            1.15           0.36            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
      6/30/2005               2.31          146,833       29.23 (e)        0.61           3.28            n/a                n/a
     12/31/2004               3.74          116,440      155.71 (e)        0.61           3.31            n/a                n/a
     12/31/2003               2.87           83,547       70.57            0.60           3.29            n/a                n/a
  01/15(a)-12/31/02           8.55           34,286       77.16            0.60           4.12            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class A
      6/30/2005              (0.57)          58,134       24.98            0.79              0.88         n/a                n/a
     12/31/2004              11.27          181,444       66.90            0.78              1.17        0.78               1.17
     12/31/2003              29.09           89,068      123.94            0.87              0.87        0.89               0.85
     12/31/2002             (24.94)          42,071       63.08            0.89              0.69        0.90               0.68
     12/31/2001             (11.78)          31,415       55.97            0.90              0.44         n/a                n/a
     12/31/2000             (11.38)          22,622       57.14            0.90              0.56         n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
      6/30/2005              (1.39)         215,295       24.22            0.66              3.01         n/a                n/a
     12/31/2004              19.49          298,098        2.77            0.66              1.83         n/a                n/a
     12/31/2003              37.31           97,126        1.66            0.65              1.59         n/a                n/a
  01/15(a)-12/31/02         (13.60)          26,518       32.40            0.65              1.56         n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

(e)  The Portfolio  Turnover  including dollar roll  transactions for JNL/Mellon
     Capital  Management Bond Index Fund on 06/30/05 and 12/31/04 is 173.77% and
     215.24%, respectively.




JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
      6/30/2005            $   13.28       $ 0.05          $ 0.44         $ 0.49              $ -           $ -          $ 13.77
     12/31/2004                11.47         0.06            1.75           1.81                -             -            13.28
     12/31/2003                 8.55         0.03            2.92           2.95            (0.03)            -            11.47
  01/15(a)-12/31/02            10.00         0.06           (1.45)         (1.39)           (0.06)            -             8.55

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
      6/30/2005                10.66         0.07           (0.18)         (0.11)               -             -            10.55
     12/31/2004                 9.84         0.12            0.87           0.99            (0.12)        (0.05)           10.66
     12/31/2003                 7.79         0.03            2.13           2.16            (0.08)        (0.03)            9.84
  01/15(a)-12/31/02            10.00         0.05           (2.26)         (2.21)               -             -             7.79

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
      6/30/2005                13.43         0.04           (0.23)         (0.19)               -             -           13.24
     12/31/2004                11.46         0.07            1.93           2.00                -         (0.03)          13.43
     12/31/2003                 7.94         0.05            3.59           3.64            (0.04)        (0.08)          11.46
  01/15(a)-12/31/02            10.00         0.08           (2.06)         (1.98)           (0.08)            -            7.94

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
      6/30/2005                11.92         0.07           (0.12)         (0.05)               -             -           11.87
     12/31/2004                10.12         0.03            1.78           1.81            (0.01)            -           11.92
     12/31/2003                 7.20         0.03            2.89           2.92                -             -           10.12
     12/31/2002                 9.27         0.03           (2.10)         (2.07)               -             -            7.20
  05/01(a)-12/31/01            10.00         0.03           (0.76)         (0.73)               -             -            9.27

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------




                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
      6/30/2005                3.69 %      $ 234,597        4.16%           0.61 %         0.92 %          n/a %             n/a %
     12/31/2004               15.79          198,751       13.75            0.60           0.62            n/a               n/a
     12/31/2003               34.55           81,077       18.34            0.60           0.65           0.61              0.64
  01/15(a)-12/31/02          (13.94)          12,728       60.00            0.60           0.60           0.61              0.59

-----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
      6/30/2005               (1.03)         361,570       13.43            0.61           1.24            n/a               n/a
     12/31/2004               10.06          361,845        6.74            0.60           1.49            n/a               n/a
     12/31/2003               27.79          190,338        8.90            0.60           1.22           0.61              1.21
  01/15(a)-12/31/02          (22.10)          46,776        1.89            0.60           1.15           0.61              1.14

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
      6/30/2005               (1.41)         201,591       15.33            0.60           0.83            n/a               n/a
     12/31/2004               17.42          173,822       17.66            0.60           0.81            n/a               n/a
     12/31/2003               45.88           76,130       38.17            0.60           0.75           0.61              0.74
  01/15(a)-12/31/02          (19.79)          20,027       49.44            0.60           0.96           0.62              0.94

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
      6/30/2005               (0.42)         242,997       11.70            1.06           1.33            n/a               n/a
     12/31/2004               17.93          235,047       17.59            1.06           0.56            n/a               n/a
     12/31/2003               40.56          104,625       38.02            1.05           0.57            n/a               n/a
     12/31/2002              (22.33)          50,522       64.05            1.05           0.44            n/a               n/a
  05/01(a)-12/31/01           (7.30)          59,841       44.80            1.05           0.54            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.




JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class A
      6/30/2005            $   8.63    $    (0.01)        $ (0.05)       $ (0.06)             $ -           $ -           $ 8.57
     12/31/2004                8.28          0.01            0.34           0.35                -             -             8.63
     12/31/2003                7.03         (0.03)           1.28           1.25                -             -             8.28
     12/31/2002                9.41         (0.03)          (2.35)         (2.38)               -             -             7.03
  05/01(a)-12/31/01           10.00          0.01           (0.59)         (0.58)           (0.01)            -             9.41

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
      6/30/2005               11.96          0.10            0.23           0.33                -             -            12.29
     12/31/2004               11.76          0.17            0.36           0.53            (0.20)        (0.13)           11.96
     12/31/2003               11.60          0.13            0.42           0.55            (0.17)        (0.22)           11.76
     12/31/2002               10.66          0.24            0.70           0.94                -             -            11.60
     12/31/2001               10.29          0.30            0.68           0.98            (0.28)        (0.33)           10.66
     12/31/2000                9.64          0.45            0.68           1.13            (0.47)        (0.01)           10.29

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class A
      6/30/2005               18.59          0.03            0.18           0.21                -             -            18.80
     12/31/2004               16.54          0.20            1.96           2.16            (0.11)            -            18.59
     12/31/2003               13.04          0.08            3.47           3.55            (0.05)            -            16.54
     12/31/2002               17.18             -           (4.14)         (4.14)               -             -            13.04
     12/31/2001               22.91         (0.01)          (5.72)         (5.73)               -             -            17.18
     12/31/2000               28.45         (0.05)          (5.03)         (5.08)               -         (0.46)           22.91

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class A
      6/30/2005                8.09         (0.02)           0.02              -                -             -            8.09
     12/31/2004                6.82         (0.04)           1.31           1.27                -             -            8.09
     12/31/2003                5.11         (0.03)           1.74           1.71                -             -            6.82
     12/31/2002                7.23         (0.04)          (2.08)         (2.12)               -             -            5.11
     12/31/2001                9.90         (0.05)          (2.62)         (2.67)               -             -            7.23
  05/01(a)-12/31/00           10.00             -           (0.10)         (0.10)               -             -            9.90

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------





                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class A
      6/30/2005                 (0.70)%   $  25,050      41.37%           1.01 %       (0.21)%          n/a %              n/a %
     12/31/2004                  4.23        24,479     124.90            1.01          0.12            n/a                n/a
     12/31/2003                 17.78        32,993      94.02            1.00         (0.49)           n/a                n/a
     12/31/2002                (25.29)       17,846      55.58            1.00         (0.49)           n/a                n/a
  05/01(a)-12/31/01             (5.82)       13,557      58.88            1.00          0.17            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
      6/30/2005                  2.76       485,277     135.83 (f)        0.81          2.47            n/a                n/a
     12/31/2004                  4.45       390,124     162.80 (f)        0.81          1.72            n/a                n/a
     12/31/2003                  4.78       317,301     146.76            0.80          2.02            n/a                n/a
     12/31/2002                  8.85       211,362     116.05            0.80          3.23            n/a                n/a
     12/31/2001                  9.52        54,851     112.25            0.80          4.35            n/a                n/a
     12/31/2000                 11.75        21,715     221.61            0.93 (e)      5.98            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class A
      6/30/2005                 1.13        157,184      68.44            0.98          0.38            n/a                n/a
     12/31/2004                13.04        149,669      91.21            0.99          0.95           1.06               0.88
     12/31/2003                27.23        164,927      74.82            1.00          0.45           1.07               0.38
     12/31/2002               (24.10)       153,303     123.47            0.99          0.23           1.05               0.17
     12/31/2001               (25.01)       282,049      91.77            0.96         (0.07)          0.99              (0.10)
     12/31/2000               (17.85)       497,299      77.67            0.94         (0.22)          0.95              (0.23)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class A
      6/30/2005                 0.00        32,268       43.36            1.06         (0.50)           n/a                n/a
     12/31/2004                18.62        33,829      111.57            1.06         (0.62)          1.14              (0.70)
     12/31/2003                33.46        28,909      116.81            1.05         (0.52)          1.11              (0.58)
     12/31/2002               (29.32)       18,647      116.70            1.05         (0.62)          1.10              (0.67)
     12/31/2001               (26.97)       29,541      211.61            1.05         (0.46)          1.09              (0.50)
  05/01(a)-12/31/00            (1.00)       46,122       58.67            1.05         (0.09)          1.06              (0.10)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

(e)  The ratio of net operating expenses was 0.80%.

(f)  The Portfolio  Turnover  including  dollar roll  transactions for JNL/PIMCO
     Total  Return Bond Fund on 06/30/05  and  12/31/04 was 259.93% and 352.28%,
     respectively.



JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class A
      6/30/2005            $  17.42         $ 0.09        $      -         $ 0.09              $ -           $ -         $ 17.51
     12/31/2004               16.09           0.24            1.33           1.57            (0.24)            -           17.42
     12/31/2003               13.06           0.16            3.04           3.20            (0.17)            -           16.09
     12/31/2002               16.50           0.16           (3.44)         (3.28)           (0.16)            -           13.06
     12/31/2001               17.78           0.15           (1.27)         (1.12)           (0.16)            -           16.50
     12/31/2000               16.78           0.16            1.00           1.16            (0.16)            -           17.78

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

Class A
      6/30/2005               11.89              -           (0.02)         (0.02)               -             -           11.87
     12/31/2004               10.57           0.02            1.31           1.33            (0.01)            -           11.89
     12/31/2003                8.44           0.06            2.20           2.26            (0.13)            -           10.57
     12/31/2002               10.45           0.06           (1.97)         (1.91)           (0.10)            -            8.44
     12/31/2001               12.86           0.02           (1.38)         (1.36)           (0.35)        (0.70)          10.45
     12/31/2000               14.69          (0.10)          (1.28)         (1.38)           (0.17)        (0.28)          12.86

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND

Class A
      6/30/2005                10.35         (0.10)           0.24           0.14                -             -           10.49
10/04(a)-12/31/04              10.00          0.14            0.21           0.35                -             -           10.35

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND

Class A
      6/30/2005                12.23             -           (0.01)         (0.01)               -             -           12.22
     12/31/2004                11.07          0.07            1.19           1.26            (0.06)        (0.04)          12.23
     12/31/2003                 9.25          0.08            1.93           2.01            (0.19)            -           11.07
     12/31/2002                10.70          0.08           (1.41)         (1.33)           (0.12)            -            9.25
     12/31/2001                12.37          0.01           (0.92)         (0.91)           (0.32)        (0.44)          10.70
     12/31/2000                13.42          0.03           (0.62)         (0.59)           (0.21)        (0.25)          12.37

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND

Class A
      6/30/2005                10.54          0.24           (0.17)          0.07                -             -           10.61
10/04(a)-12/31/04              10.00          0.11            0.43           0.54                -             -           10.54

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND

Class A
      6/30/2005                11.67         (0.01)           0.05           0.04                -             -           11.71
     12/31/2004                10.91          0.12            0.92           1.04            (0.11)        (0.17)          11.67
     12/31/2003                 9.48          0.10            1.58           1.68            (0.25)            -           10.91
     12/31/2002                10.54          0.10           (0.99)         (0.89)           (0.17)            -            9.48
     12/31/2001                11.83          0.08           (0.65)         (0.57)           (0.34)        (0.38)          10.54
     12/31/2000                12.45          0.11           (0.31)         (0.20)           (0.23)        (0.19)          11.83

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class A
      6/30/2005                 0.52 %     $ 190,023      38.33%           0.97 %        0.95 %             n/a %             n/a %
     12/31/2004                 9.76         215,615      46.27            0.97          1.24              1.01              1.20
     12/31/2003                24.55         309,732      67.86            0.98          1.16              1.03              1.11
     12/31/2002               (19.87)        256,100      62.19            0.98          1.06              1.01              1.03
     12/31/2001                (6.32)        347,246      82.54            0.96          0.89              0.99              0.86
     12/31/2000                 6.96         422,750      86.43            0.96          1.05              0.97              1.04

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

Class A
      6/30/2005                (0.17)        646,257      30.40            0.18         (0.09)              n/a             n/a
     12/31/2004                12.61         670,711      62.01            0.18          0.41               n/a             n/a
     12/31/2003                26.80         164,016       3.87            0.20          0.97               n/a             n/a
     12/31/2002               (18.26)         97,110      37.53            0.20          0.77               n/a             n/a
     12/31/2001               (10.58)        107,519      67.65            0.20          1.16               n/a             n/a
     12/31/2000                (9.37)         95,075      24.94            0.20          1.62               n/a             n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND

Class A
      6/30/2005                 1.35          52,552      10.59            0.19          0.26              n/a              n/a
10/04(a)-12/31/04               3.50          13,909      13.03            0.18         12.94              n/a              n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND

Class A
      6/30/2005                (0.08)      1,000,228      27.39            0.16         (0.08)             n/a              n/a
     12/31/2004                11.41       1,001,562      46.80            0.17          0.67              n/a              n/a
     12/31/2003                21.73         609,887       3.33            0.20          1.40              n/a              n/a
     12/31/2002               (12.40)        331,543      32.67            0.20          1.26              n/a              n/a
     12/31/2001                (7.34)        298,741      59.64            0.20          1.66              n/a              n/a
     12/31/2000                (4.35)        222,052      19.23            0.20          2.61              n/a              n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND

Class A
      6/30/2005                 0.66          83,915      16.59            0.19          0.16              n/a              n/a
10/04(a)-12/31/04               5.40          19,873       0.39            0.18         11.25              n/a              n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND

Class A
      6/30/2005                 0.34         732,936      19.68            0.18         (0.05)             n/a              n/a
     12/31/2004                 9.58         619,106      38.10            0.18          1.20              n/a              n/a
     12/31/2003                17.75         402,322       2.24            0.20          1.79              n/a              n/a
     12/31/2002                (8.48)        227,833      31.43            0.20          1.75              n/a              n/a
     12/31/2001                (4.78)        187,495      49.46            0.20          2.42              n/a              n/a
     12/31/2000                (1.55)        139,701      25.30            0.20          3.53              n/a              n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.



JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

Class A
      6/30/2005            $  8.51          $ 0.32         $ (0.30)        $ 0.02              $ -           $ -          $ 8.53
     12/31/2004               8.03            0.17            0.49           0.66            (0.18)            -            8.51
     12/31/2003               6.98            0.75            1.05           1.80            (0.75)            -            8.03
     12/31/2002               7.42            0.87           (0.44)          0.43            (0.87)            -            6.98
     12/31/2001               7.67            0.65           (0.24)          0.41            (0.66)            -            7.42
     12/31/2000               8.71            0.64           (1.05)         (0.41)           (0.63)            -            7.67

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS STRATEGIC BOND FUND

Class A
      6/30/2005              11.47            0.23            0.01           0.24                -             -           11.71
     12/31/2004              11.40            0.56            0.23           0.79            (0.53)        (0.19)          11.47
     12/31/2003              10.63            0.49            0.95           1.44            (0.52)        (0.15)          11.40
     12/31/2002              10.41            0.65            0.22           0.87            (0.65)            -           10.63
     12/31/2001              10.37            0.68            0.01           0.69            (0.65)            -           10.41
     12/31/2000              10.25            0.68            0.06           0.74            (0.62)            -           10.37

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

Class A
      6/30/2005              11.31            0.21            0.12           0.33                -             -           11.64
     12/31/2004              11.47            0.54           (0.10)          0.44            (0.53)        (0.07)          11.31
     12/31/2003              11.89            0.45           (0.31)          0.14            (0.42)        (0.14)          11.47
     12/31/2002              11.17            0.42            0.86           1.28            (0.42)        (0.14)          11.89
     12/31/2001              10.96            0.50            0.25           0.75            (0.49)        (0.05)          11.17
     12/31/2000              10.36            0.60            0.59           1.19            (0.59)            -           10.96

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------




                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

Class A
      6/30/2005              0.24 %         $ 262,885     13.99%           0.81 %       7.47 %            n/a %             n/a %
     12/31/2004              8.22             284,949    149.00            0.83         6.97              n/a               n/a
     12/31/2003             25.79              19,464     71.74            0.90         8.47              n/a               n/a
     12/31/2002              5.76              17,079     77.04            0.90         8.88              n/a               n/a
     12/31/2001              5.33              20,220     48.73            0.90         8.54              n/a               n/a
     12/31/2000             (4.67)             16,437     35.52            0.90         9.17              n/a               n/a

-----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS STRATEGIC BOND FUND

Class A
      6/30/2005              2.09             287,721     63.79 (f)        0.94         4.36              n/a               n/a
     12/31/2004              6.91             236,706     74.16 (f)        0.94         4.63              n/a               n/a
     12/31/2003             13.53             197,923     61.03            0.95         5.03              n/a               n/a
     12/31/2002              8.38             125,881     83.34            0.95         6.22              n/a               n/a
     12/31/2001              6.71             123,310     86.36            0.98 (e)     6.46              n/a               n/a
     12/31/2000              7.28             116,654     93.13            0.95         7.42              n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

Class A
      6/30/2005              2.92             206,182     30.81 (f)        0.80         3.73              n/a               n/a
     12/31/2004              3.85             197,863     64.93 (f)        0.79         3.92              n/a               n/a
     12/31/2003              1.18             257,274     43.56            0.78         3.26              n/a               n/a
     12/31/2002             11.47             304,265     35.72            0.78         4.26              n/a               n/a
     12/31/2001              6.92             226,275     69.10            0.82 (e)     5.09              n/a               n/a
     12/31/2000             11.50             138,122     49.09            0.80         6.06              n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

(e)  The ratio of net operating expenses for JNL/Salomon Brothers Strategic Bond
     Fund and JNL/Salomon Brothers U.S. Government & Quality Bond Fund was 0.95% and 0.79%, respectively.

(f)  The Portfolio  Turnover  including dollar roll transactions for JNL/Salomon
     Brothers  Stratigic Bond Fund and  JNL/Salomon  Brothers U.S.  Government &
     Quality  Bond Fund on 06/30/05  was 254.18%  and  253.29%,  and 422.85% and
     643.06% on 12/30/04, respectively.



JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND

Class A
      6/30/2005            $    17.12       $ 0.19         $ (0.13)        $ 0.06              $ -            $ -          $ 17.18
     12/31/2004                 15.55         0.36            1.33           1.69            (0.02)         (0.10)           17.12
     12/31/2003                 13.14         0.32            2.51           2.83            (0.30)         (0.12)           15.55
     12/31/2002                 14.00         0.42           (0.69)         (0.27)           (0.42)         (0.17)           13.14
     12/31/2001                 13.13         0.41            0.98           1.39            (0.44)         (0.08)           14.00
     12/31/2000                 12.60         0.50            0.52           1.02            (0.46)         (0.03)           13.13

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class A
      6/30/2005                 19.41         0.07           (1.49)         (1.42)               -              -            17.99
     12/31/2004                 17.43         0.10            1.88           1.98                -              -            19.41
     12/31/2003                 14.06         0.13            3.24           3.37                -              -            17.43
     12/31/2002                 19.48         0.10           (5.38)         (5.28)           (0.14)             -            14.06
     12/31/2001                 25.97         0.08           (6.19)         (6.11)           (0.35)         (0.03)           19.48
     12/31/2000                 35.69         0.07           (6.55)         (6.48)           (0.59)         (2.65)           25.97

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND

Class A
      6/30/2005                 19.71         0.02           (0.33)         (0.31)               -              -            19.40
     12/31/2004                 17.65        (0.02)           2.08           2.06                -              -            19.71
     12/31/2003                 13.03        (0.04)           4.66           4.62                -              -            17.65
     12/31/2002                 18.55        (0.04)          (5.48)         (5.52)               -              -            13.03
     12/31/2001                 26.65            -           (8.04)         (8.04)           (0.01)         (0.05)           18.55
     12/31/2000                 39.97         0.16           (8.45)         (8.29)           (0.51)         (4.52)           26.65

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class A
      6/30/2005                  1.00         0.01               -           0.01            (0.01)             -             1.00
     12/31/2004                  1.00         0.01               -           0.01            (0.01)             -             1.00
     12/31/2003                  1.00         0.01               -           0.01            (0.01)             -             1.00
     12/31/2002                  1.00         0.01               -           0.01            (0.01)             -             1.00
     12/31/2001                  1.00         0.03               -           0.03            (0.03)             -             1.00
     12/31/2000                  1.00         0.06               -           0.06            (0.06)             -             1.00

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------




                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND

Class A
      6/30/2005               0.35 %       $ 380,159     15.19 %(e)       0.80 %         2.18 %          n/a %             n/a %
     12/31/2004              10.88           381,316    120.61            0.80           2.42            n/a               n/a
     12/31/2003              21.57           303,892     54.21            0.80           2.49           0.81              2.48
     12/31/2002              (1.93)          217,013     68.30            0.81           2.98           0.81              2.98
     12/31/2001              10.57           212,196     42.38            0.81           3.28            n/a               n/a
     12/31/2000               8.25           155,270     25.76            0.82           4.02            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class A
      6/30/2005              (7.32)          185,059    160.39            1.10           0.66            n/a %             n/a %
     12/31/2004              11.36           217,952    296.09            1.11           0.58           1.21              0.48
     12/31/2003              23.97           197,288    120.39            1.13           0.70           1.18              0.65
     12/31/2002             (27.12)          206,070     65.19            1.07           0.45           1.10              0.42
     12/31/2001             (23.50)          389,796     93.37            1.05           0.42           1.06              0.41
     12/31/2000             (18.28)          665,187     65.56            1.03           0.03            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND

Class A
      6/30/2005              (1.57)          216,488     36.71            0.99           0.16            n/a                n/a
     12/31/2004              11.67           295,491    154.46            1.00          (0.09)          1.02              (0.11)
     12/31/2003              35.46           257,852     78.47            1.04          (0.28)          1.08              (0.32)
     12/31/2002             (29.76)          215,884    117.19            1.02          (0.18)          1.10              (0.26)
     12/31/2001             (30.18)          436,946    100.02            0.99           0.05           1.02               0.02
     12/31/2000             (20.97)          744,972     61.65            0.98           0.25            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class A
      6/30/2005               1.06           221,616       n/a            0.61           2.15            n/a                n/a
     12/31/2004               0.78           237,815       n/a            0.61           0.81            n/a                n/a
     12/31/2003               0.46           184,440       n/a            0.69           0.47            n/a                n/a
     12/31/2002               1.07           214,520       n/a            0.69           1.07            n/a                n/a
     12/31/2001               3.45           242,518       n/a            0.69           3.28            n/a                n/a
     12/31/2000               5.83           185,012       n/a            0.70           5.73            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

(e)  The Portfolio  Turnover  including dollar roll  transactions for JNL/Select
     Balanced Fund is 15.19%.



JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class A
      6/30/2005            $   16.71        $ 0.03         $ 0.22         $ 0.25              $ -            $ -          $ 16.96
     12/31/2004                14.70          0.12           2.05           2.17            (0.06)         (0.10)           16.71
     12/31/2003                10.97          0.11           3.71           3.82            (0.03)         (0.06)           14.70
  09/30(a)-12/31/02            10.00          0.06           0.91           0.97                -              -            10.97

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class A
      6/30/2005                18.36          0.02          (0.27)         (0.25)               -              -            18.11
     12/31/2004                16.77          0.08           1.58           1.66            (0.07)             -            18.36
     12/31/2003                12.85          0.02           3.90           3.92                -              -            16.77
     12/31/2002                16.78          0.01          (3.92)         (3.91)           (0.02)             -            12.85
     12/31/2001                18.74          0.02          (1.94)         (1.92)               -          (0.04)           16.78
     12/31/2000                21.70             -          (0.11)         (0.11)           (0.01)         (2.84)           18.74

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class A
      6/30/2005                27.87         (0.06)          0.45           0.39                -              -            28.26
     12/31/2004                24.89         (0.13)          4.61           4.48                -          (1.50)           27.87
     12/31/2003                18.05         (0.12)          7.08           6.96                -          (0.12)           24.89
     12/31/2002                23.12         (0.15)         (4.92)         (5.07)               -              -            18.05
     12/31/2001                23.47         (0.13)         (0.22)         (0.35)               -              -            23.12
     12/31/2000                23.71         (0.04)          1.67           1.63                -          (1.87)           23.47

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class A
      6/30/2005                13.64          0.08          (0.08)             -                -              -            13.64
     12/31/2004                11.92          0.12           1.68           1.80            (0.08)             -            13.64
     12/31/2003                 9.22          0.06           2.70           2.76            (0.06)             -            11.92
     12/31/2002                11.11          0.09          (1.96)         (1.87)               -          (0.02)            9.22
     12/31/2001                11.14          0.08           0.01           0.09            (0.08)         (0.04)           11.11
  05/01(a)-12/31/00            10.00          0.09           1.16           1.25            (0.09)         (0.02)           11.14

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------







                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class A
      6/30/2005                1.50 %      $ 226,725        12.10%          0.86 %        1.32 %         n/a %             n/a %
     12/31/2004               14.77          154,283       136.31           0.86          1.50           n/a               n/a
     12/31/2003               34.80           54,532        16.19           0.85          1.81          0.88              1.78
  09/30(a)-12/31/02            9.70           18,004         8.64           0.85          2.24          0.98              2.11

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class A
      6/30/2005               (7.32)         692,815        18.66           0.91          0.32            n/a               n/a
     12/31/2004                9.89          606,885        36.69           0.92          0.51           0.93              0.50
     12/31/2003               30.54          474,046        36.37           0.92          0.14           0.95              0.11
     12/31/2002              (23.33)         316,367        46.16           0.92          0.06           0.94              0.04
     12/31/2001              (10.23)         474,105        63.38           0.92          0.12           0.92              0.12
     12/31/2000               (0.34)         411,855        77.19           0.92          0.03           0.92              0.03

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class A
      6/30/2005                1.40          554,165        14.60           1.02         (0.42)           n/a               n/a
     12/31/2004               18.03          541,739        34.02           1.02         (0.55)          1.04             (0.57)
     12/31/2003               38.60          379,541        42.89           1.03         (0.60)          1.04             (0.61)
     12/31/2002              (21.93)         248,327        42.22           1.03         (0.67)          1.04             (0.68)
     12/31/2001               (1.49)         366,028        44.26           1.02         (0.56)          1.03             (0.57)
     12/31/2000                7.16          419,796        47.90           1.02         (0.20)           n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class A
      6/30/2005                0.00          495,248        13.82           0.97          1.17            n/a               n/a
     12/31/2004               15.12          485,126        42.10           0.99          1.01           1.01              0.99
     12/31/2003               29.97          404,470        28.06           1.00          1.05           1.02              1.03
     12/31/2002              (16.84)         220,106        38.21           1.00          0.97           1.02              0.95
     12/31/2001                0.78          216,408        42.29           1.00          0.93           1.02              0.91
  05/01(a)-12/31/00           12.54           26,446        44.84           1.00          1.47           1.01              1.46

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.



On the last page of the prospectus, delete the last paragraph in its entirety and replace it with the following:

You also can review and copy information about the Trust (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC's Public Reference Room in Washington, D.C. Reports and other information about the Trust also are available on the EDGAR database on the SEC's Internet site (HTTP://WWW.SEC.GOV), and copies may be obtained, after payment of a duplicating fee, by electronic request (PUBLICINFO@SEC.GOV) or by writing the SEC's Public Reference Section, 100 F. Street, N.E., Washington, D.C., 20549. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-551-8090.



This Supplement is dated December 31, 2005.

(To be used with  VC3656  Rev.  05/05,  VC3657 Rev.  05/05,  VC3723  Rev.  5/05,
NV3174CE Rev.  05/05,  NV3784 Rev. 05/05,  VC4224 Rev. 5/05,  NV4224 Rev. 05/05,
VC5526 Rev. 05/05,  NV5526 Rev. 05/05, VC5890 05/05, VC5869 05/05, NV5869 05/05,
and NV5890 05/05.)

                                                                    V5951 12/05

              SUPPLEMENT DATED DECEMBER 31, 2005 TO THE PROSPECTUS
                                DATED MAY 2, 2005

                               JNL(R) SERIES TRUST

Please note that the changes are effective January 17, 2006 and apply to your variable life product(s).

In the section entitled "PRINCIPAL INVESTMENT STRATEGIES" for the JNL/Select Money Market Fund, please add the following paragraph after the fifth bullet:

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

In the section entitled "PRINCIPAL RISKS OF INVESTING IN THE FUND" for the JNL/Select Money Market Fund, please delete the first bullet in its entirety and replace it with the following:

     o CREDIT & MARKET RISK. Fixed income securities in general are subject to credit risk and market risk. Credit risk is the actual or perceived risk that the issuer of the security will not pay the interest and principal payments when due. The value of a security typically declines if the issuer's credit quality deteriorates. Market risk, also known as interest rate risk, is the risk that interest rates will rise and the value of the securities, including those held by the Fund, will fall. A broad-based market drop may also cause a security's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause a Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that a Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

For each Fund, with the exception of those Funds sub-advised by Franklin Advisory Services, LLC, Goldman Sachs Asset Management, L.P., Mellon Capital Management Corporation, and Wellington Management Company, LLP, in the section entitled "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT," please add the following sentence to the end of the section:

A discussion regarding the Board of Trustees' basis for approving the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2005.

In the section entitled "INVESTMENT ADVISER", please add the following sentence to the end of the section:

A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2005.

In the section entitled "ADMINISTRATIVE FEE" delete the paragraph in its entirety and replace it with the following:

In addition to the investment advisory fee, each Fund, except the JNL/JPMorgan International Value Fund, the JNL/Select Global Growth Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Mellon Capital Management International Index Fund, and the JNL/JPMorgan International Equity Fund, pays to JNAM L.L.C. (the Administrator) an Administrative Fee of .10% of the average daily net assets of the Fund. The JNL/JPMorgan International Value Fund, the JNL/Select Global Growth Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Mellon Capital Management International Index Fund and the JNL/JPMorgan International Equity Fund pay an Administrative Fee of .15%. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees (categorized as "Other Expenses" in the fee tables).

In the section entitled "FINANCIAL HIGHLIGHTS", delete the second paragraph and the Financial Highlights table in its entirety and replace it with the following:

The information for 2001, 2002, 2003 and 2004 has been audited by KPMG LLP, an Independent Registered Public Accounting Firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2005 (semi-annual report) has not been audited. The information for other periods shown were audited by other auditors, whose report dated February 2, 2001, expressed an unqualified opinion.

JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS



                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class B
      6/30/2005                11.69         (0.03)          (0.07)         (0.10)           -                  -          11.59
03/05(a)-12/31/04              10.99          0.02            0.68           0.70            -                  -          11.69

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND

Class B
05/02(a)-06/30/05              10.00          0.05            0.73           0.78            -                  -          10.78

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class B
      06/30/05                 12.48          0.01            0.26           0.27            -                  -          12.75
  03/05(a)-12/31/04            12.21         (0.02)           0.29           0.27            -                  -          12.48

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class B
      6/30/2005                15.50          0.01            0.21           0.22            -                  -          15.72
  03/05(a)-12/31/04            15.41          0.04            0.09           0.13        (0.04)                 -          15.50

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                     Assuming No Expense Reimburse-
                                                                                                      ment or Fees Paid Indirectly
                                                                                                     -------------------------------
                                      Supplemental Data                                              -------------------------------
                            ----------------------------------------                   Ratio of Net                    Ratio of Net
                            ----------------------------------------   Ratio of         Investment     Ratio of         Investment
                                         Net Assets,                   Expenses to     Income (Loss)  Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net      to Average    Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)     Net Assets (c)  Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class B
      6/30/2005               (0.86)           161        48.10            0.82              0.41           n/a            n/a
03/05(a)-12/31/04              6.37             24        96.49            0.86              0.55          0.90          0.52

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND

Class B
05/02(a)-06/30/05              7.80            108         7.12            0.85              3.70        n/a            n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class B
      06/30/05                 2.16            134        35.70            0.96             (0.56)          n/a           n/a
  03/05(a)-12/31/04            2.21              7        92.65            0.96             (0.68)         0.98         (0.70)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class B
      6/30/2005                1.42            113       137.54            0.82              0.43           n/a           n/a
  03/05(a)-12/31/04            0.82              7       195.33            0.79              0.88          0.86           0.81

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.



JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class B
      6/30/2005                 15.02           -           (0.35)         (0.35)               -             -             14.67
  03/05(a)-12/31/04             14.68        0.07            0.34           0.41            (0.07)            -             15.02

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class B
      6/30/2005                 20.02        0.04           (0.36)         (0.32)               -             -             19.70
  03/05(a)-12/31/04             18.33       (0.04)           1.73           1.69                -             -             20.02

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class B
      6/30/2005                 10.10        0.03            0.21           0.24                -             -             10.34
  03/05(a)-12/31/04              9.52        0.06            0.58           0.64            (0.06)            -             10.10

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR CAPITAL GROWTH FUND

Class B
      6/30/2005                 15.70       (0.10)          (0.39)         (0.49)               -             -             15.21
  03/05(a)-12/31/04             13.97        0.05            1.68           1.73                -             -             15.70

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class B
      6/30/2005             (2.33)                 123     53.37            0.77            0.85            n/a               n/a
  03/05(a)-12/31/04          2.81                   20    100.79            0.76            1.33           0.80              1.29

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class B
      6/30/2005             (1.60)                 115     32.72            0.86           (0.69)           n/a                n/a
  03/05(a)-12/31/04          9.22                    7     53.14            0.84           (0.53)          0.86             (0.55)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class B
      6/30/2005              2.38                  113     46.19            0.81            1.41            n/a               n/a
  03/05(a)-12/31/04          6.78                    2    163.88            0.77            1.38           0.78              1.37

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR CAPITAL GROWTH FUND

Class B
      6/30/2005             (3.12)                 107     77.98            0.81            0.17            n/a               n/a
  03/05(a)-12/31/04         12.38                    3    231.52            0.78            0.97           0.80              0.95

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.




JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS





                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class B
05/02(a)-06/30/05             10.00           0.01             0.49           0.50            -                -           10.50

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class B
05/02(a)-06/30/05             10.00           0.03            0.71           0.74             -                -           10.74

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND

Class B
      6/30/2005               11.06           0.17           (0.42)         (0.25)            -                -           10.81
  03/05(a)-12/31/04           10.11           0.09            0.99           1.08         (0.13)               -           11.06

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class B
      6/30/2005                9.37           0.09           (0.12)         (0.03)            -                -            9.34
  03/05(a)-12/31/04            8.17           0.03            1.18           1.21         (0.01)               -            9.37

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class B
      6/30/2005               14.70           0.02            0.26           0.28             -                -           14.98
  03/05(a)-12/31/04           14.28           0.02            2.13           2.15         (0.02)           (1.71)          14.70

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------





                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class B
05/02(a)-06/30/05              5.00              105      1.77          0.95              0.47            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class B
05/02(a)-06/30/05              7.40              107     13.80          0.85              1.56            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND

Class B
      6/30/2005               (2.26)             104     86.51          0.90              3.54            n/a                n/a
  03/05(a)-12/31/04           10.72                1     75.17          0.92              1.30           0.94               1.28

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class B
      6/30/2005               (0.32)             111     41.15          0.89              4.69            n/a               n/a
  03/05(a)-12/31/04           14.85                5     90.31          0.93              1.36            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class B
      6/30/2005                1.90              163     46.32          0.84              0.63            n/a                n/a
  03/05(a)-12/31/04           15.20               29    100.95          0.88              0.45           0.93               0.40

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.




JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS


                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class B
      6/30/2005                 13.84         0.01            0.02           0.03                -              -           13.87
  03/05(a)-12/31/04             13.92            -            1.16           1.16                -          (1.24)          13.84

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class B
      6/30/2005                 10.76         0.10            0.16           0.26                -              -           11.02
  03/05(a)-12/31/04             10.73         0.12            0.02           0.14            (0.11)             -           10.76

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class B
      6/30/2005                  8.73         0.02           (0.05)         (0.03)               -              -            8.70
  03/05(a)-12/31/04              8.24         0.08            0.48           0.56            (0.07)             -            8.73

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class B
      6/30/2005                 13.66         0.15           (0.33)         (0.18)               -              -           13.48
  03/05(a)-12/31/04             12.05         0.05            1.62           1.67            (0.06)             -           13.66

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------






                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class B
      6/30/2005                0.22             166       44.69            0.86           0.07            n/a               n/a
  03/05(a)-12/31/04            8.34              27      105.06            0.92          (0.10)          0.98             (0.16)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class B
      6/30/2005               2.42              129       29.23 (e)        0.41           3.49            n/a                n/a
  03/05(a)-12/31/04           1.35               17      155.71 (e)        0.41           3.38            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class B
      6/30/2005              (0.34)             112       24.98            0.61              1.15         n/a                n/a
  03/05(a)-12/31/04           6.85                4       66.90            0.58              1.55        0.58               1.55

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class B
      6/30/2005              (1.32)             147       24.22            0.46              3.77         n/a                n/a
  03/05(a)-12/31/04          13.85               50        2.77            0.46              1.19         n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

(e)  The Portfolio  Turnover  including dollar roll  transactions for JNL/Mellon
     Capital  Management Bond Index Fund on 06/30/05 and 12/31/04 is 173.77% and
     215.24%, respectively.




JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class B
      6/30/2005                13.27         0.05            0.45           0.50                -             -            13.77
  03/05(a)-12/31/04            12.28         0.05            0.98           1.03            (0.04)            -            13.27

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class B
      6/30/2005                10.72         0.06           (0.17)         (0.11)               -             -            10.61
  03/05(a)-12/31/04            10.25         0.09            0.52           0.61            (0.09)        (0.05)           10.72

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class B
      6/30/2005                13.39         0.04           (0.22)         (0.18)               -             -           13.21
  03/05(a)-12/31/04            12.33         0.06            1.08           1.14            (0.05)        (0.03)          13.39

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class B
      6/30/2005                11.93         0.05           (0.08)         (0.03)               -             -           11.90
  03/05(a)-12/31/04            10.71         0.03            1.21           1.24            (0.02)            -           11.93

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------




                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class B
      6/30/2005                3.77              189        4.16            0.41           1.02            n/a               n/a
  03/05(a)-12/31/04            8.42               90       13.75            0.40           0.84            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class B
      6/30/2005               (1.03)             369       13.43            0.41           1.45            n/a               n/a
  03/05(a)-12/31/04            5.91              239        6.74            0.40           2.07            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class B
      6/30/2005               (1.34)             201       15.33            0.40           1.06            n/a               n/a
  03/05(a)-12/31/04            9.24               85       17.66            0.40           1.25            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class B
      6/30/2005               (0.25)             163       11.70            0.86           2.24            n/a               n/a
  03/05(a)-12/31/04           11.60               24       17.59            0.86           0.59            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.




JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class B
      6/30/2005                8.64         (0.07)           0.02          (0.05)               -             -             8.59
  03/05(a)-12/31/04            8.57          0.03            0.04           0.07                -             -             8.64

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class B
      6/30/2005               12.15          0.04            0.30           0.34                -             -            12.49
  03/05(a)-12/31/04           12.02          0.08            0.22           0.30            (0.04)        (0.13)           12.15

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class B
      6/30/2005               18.59          0.02            0.21           0.23                -             -            18.82
  03/05(a)-12/31/04           17.26          0.15            1.32           1.47            (0.14)            -            18.59

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class B
      6/30/2005                8.11          0.04           (0.04)             -                -             -            8.11
  03/05(a)-12/31/04            7.32         (0.02)           0.81           0.79                -             -            8.11

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------





                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class B
      6/30/2005                 (0.58)          119      41.37            0.81          0.02            n/a                n/a
  03/05(a)-12/31/04              0.82             1     124.90            0.82          0.61            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class B
      6/30/2005                  2.80           152     135.83 (f)        0.61          3.16            n/a                n/a
  03/05(a)-12/31/04              2.46            30     162.80 (f)        0.61          3.09            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class B
      6/30/2005                 1.24            115      68.44            0.79          0.46            n/a                n/a
  03/05(a)-12/31/04             8.55             11     191.21            0.78          2.15           0.85               2.08

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class B
      6/30/2005                 0.00           114       43.36            0.86         (0.34)           n/a                n/a
  03/05(a)-12/31/04            10.79             1      111.57            0.78         (0.34)          0.87              (0.43)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

(e)  The ratio of net operating expenses was 0.80%.

(f)  The Portfolio  Turnover  including  dollar roll  transactions for JNL/PIMCO
     Total  Return Bond Fund on 06/30/05  and  12/31/04 was 259.93% and 352.28%,
     respectively.



JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class B
      6/30/2005               17.48           0.04            0.08           0.12                -             -           17.60
  03/05(a)-12/31/04           16.82           0.21            0.66           0.87            (0.21)            -           17.48

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class B
      6/30/2005                 0.69             103      38.33            0.77          1.12               n/a               n/a
  03/05(a)-12/31/04             5.17               1      46.27            0.75          1.58              0.79              1.54

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.



JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

Class B
      6/30/2005               8.66           (0.01)           0.04           0.03                -             -            8.69
  03/05(a)-12/31/04           8.15            0.14            0.41           0.55            (0.04)            -            8.66

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS STRATEGIC BOND FUND

Class B
      6/30/2005              11.84            0.10            0.16           0.26                -             -           12.10
  03/05(a)-12/31/04          11.60            0.20            0.41           0.61            (0.18)        (0.19)          11.84

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

Class B
      6/30/2005              11.71            0.11            0.24           0.35                -             -           12.06
  03/05(a)-12/31/04          11.75            0.16            0.02           0.18            (0.15)        (0.07)          11.71

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------




                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

Class B
      6/30/2005              0.35                132      13.99            0.61         8.05              n/a               n/a
  03/05(a)-12/31/04          6.84                 13     149.00            0.63         7.20              n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS STRATEGIC BOND FUND

Class B
      6/30/2005              2.20                 122     63.79 (f)        0.74         4.50              n/a               n/a
  03/05(a)-12/31/04          5.20                   8     74.16 (f)        0.72         4.87              n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

Class B
      6/30/2005              2.99                 117     30.81 (f)        0.60         3.97              n/a               n/a
  03/05(a)-12/31/04          1.54                  13    164.93 (f)        0.61         4.22              n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

(e)  The ratio of net operating expenses for JNL/Salomon Brothers Strategic Bond
     Fund and JNL/Salomon Brothers U.S. Government & Quality Bond Fund was 0.95% and 0.79%, respectively.

(f)  The Portfolio  Turnover  including dollar roll transactions for JNL/Salomon
     Brothers  Stratigic Bond Fund and  JNL/Salomon  Brothers U.S.  Government &
     Quality  Bond Fund on 06/30/05  was 254.18%  and  253.29%,  and 422.85% and
     643.06% on 12/30/04, respectively.



JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND

Class B
      6/30/2005                 16.98         0.10           (0.02)          0.08                -              -            17.06
  03/05(a)-12/31/04             16.19         0.17            0.89           1.06            (0.17)         (0.10)           16.98

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class B
      6/30/2005                 19.45        (0.16)          (1.24)         (1.40)               -              -            18.05
  03/05(a)-12/31/04             18.37         0.11            0.97           1.08                -              -            19.45

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND

Class B
      6/30/2005                 19.75        (0.07)          (0.22)         (0.29)               -              -            19.46
  03/05(a)-12/31/04             18.67         0.04            1.04           1.08                -              -            19.75

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class B
      6/30/2005                  1.00         0.01               -           0.01            (0.01)             -             1.00
  03/05(a)-12/31/04              1.00         0.01               -           0.01            (0.01)             -             1.00

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------




                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND

Class B
      6/30/2005               0.47               142     15.19 (e)        0.60           2.39            n/a               n/a
  03/05(a)-12/31/04           6.54                22    120.61            0.60           2.68            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class B
      6/30/2005              (7.20)              106    160.39            0.91           1.21            n/a               n/a
  03/05(a)-12/31/04           5.88                 1    296.09            0.84           1.02           0.94              0.92

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND

Class B
      6/30/2005              (1.47)              113     36.71            0.80          (0.02)           n/a                n/a
  03/05(a)-12/31/04           5.78                 2    154.46            0.76           0.40           0.77               0.39

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class B
      6/30/2005               1.16               343       n/a            0.41           2.57            n/a                n/a
  03/05(a)-12/31/04           0.91                38       n/a            0.40           1.57            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

(e)  The Portfolio  Turnover  including dollar roll  transactions for JNL/Select
     Balanced Fund is 15.19%.



JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class B
      6/30/2005                16.68          0.07           0.20           0.27                -              -            16.95
  03/05(a)-12/31/04            15.47          0.11           1.31           1.42            (0.11)         (0.10)           16.68

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class B
      6/30/2005                18.38          0.02          (0.25)         (0.23)               -              -            18.15
  03/05(a)-12/31/04            17.44          0.08           0.93           1.01            (0.07)             -            18.38

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class B
      6/30/2005                27.92          0.03           0.39           0.42                -              -            28.34
  03/05(a)-12/31/04            26.20         (0.03)          3.25           3.22                -          (1.50)           27.92

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class B
      6/30/2005                13.69          0.05          (0.03)          0.02                -              -            13.71
  03/05(a)-12/31/04            12.50          0.05           1.18           1.23            (0.04)             -            13.69

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------







                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class B
      6/30/2005                1.62              131        12.10           0.66          1.50           n/a               n/a
  03/05(a)-12/31/04            9.22               27       136.31           0.66          1.73           n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class B
      6/30/2005               (1.25)             163        18.66           0.71          0.55            n/a               n/a
  03/05(a)-12/31/04            5.81               24        36.69           0.73          1.21           0.74              1.20

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class B
      6/30/2005                1.50              169        14.60           0.83         (0.19)           n/a               n/a
  03/05(a)-12/31/04           12.32               33        34.02           0.81         (0.24)          0.82             (0.25)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class B
      6/30/2005                0.15              141        13.82           0.78          1.40            n/a               n/a
  03/05(a)-12/31/04            9.87               34        42.10           0.79          1.51           0.80              1.50

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.



On the last page of the prospectus, delete the last paragraph in its entirety and replace it with the following:

You also can review and copy information about the Trust (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC's Public Reference Room in Washington, D.C. Reports and other information about the Trust also are available on the EDGAR database on the SEC's Internet site (HTTP://WWW.SEC.GOV), and copies may be obtained, after payment of a duplicating fee, by electronic request (PUBLICINFO@SEC.GOV) or by writing the SEC's Public Reference Section, 100 F. Street, N.E., Washington, D.C., 20549. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-551-8090.



This Supplement is dated December 31, 2005.

(To be used with VC5825 Rev. 05/05,  VC5884 Rev 05/05, VC5885 Rev. 05/05, NV5825
Rev. 05/05, NV5884 Rev. 05/05 and NV5885 Rev. 05/05.)

                                                                   V5952 12/05

              SUPPLEMENT DATED DECEMBER 31, 2005 TO THE PROSPECTUS
                                DATED MAY 2, 2005

                               JNL(R) SERIES TRUST

Please note that the changes are effective January 17, 2006 and apply to your variable annuity product.

In the section entitled "PRINCIPAL INVESTMENT STRATEGIES" for the JNL/Select Money Market Fund, please add the following paragraph after the fifth bullet:

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

In the section entitled "PRINCIPAL RISKS OF INVESTING IN THE FUND" for the JNL/Select Money Market Fund, please delete the first bullet in its entirety and replace it with the following:

     o CREDIT & MARKET RISK. Fixed income securities in general are subject to credit risk and market risk. Credit risk is the actual or perceived risk that the issuer of the security will not pay the interest and principal payments when due. The value of a security typically declines if the issuer's credit quality deteriorates. Market risk, also known as interest rate risk, is the risk that interest rates will rise and the value of the securities, including those held by the Fund, will fall. A broad-based market drop may also cause a security's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause a Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that a Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

In the section entitled "INVESTMENT ADVISER", please add the following sentence to the end of the section:

A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2005.

In the section entitled "ADMINISTRATIVE FEE" delete the paragraph in its entirety and replace it with the following:

In addition to the investment advisory fee, each Fund pays to JNAM L.L.C. (the Administrator) an Administrative Fee of .10% of the average daily net assets of the Fund. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees (categorized as "Other Expenses" in the fee tables).

In the section entitled "FINANCIAL HIGHLIGHTS", delete the second paragraph and the Financial Highlights table in its entirety and replace it with the following:

The information for 2001, 2002, 2003 and 2004 has been audited by KPMG LLP, an Independent Registered Public Accounting Firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2005 (semi-annual report) has not been audited. The information for other periods shown were audited by other auditors, whose report dated February 2, 2001, expressed an unqualified opinion.

JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class A
      6/30/2005                  1.00         0.01               -           0.01            (0.01)             -             1.00
     12/31/2004                  1.00         0.01               -           0.01            (0.01)             -             1.00
     12/31/2003                  1.00         0.01               -           0.01            (0.01)             -             1.00
     12/31/2002                  1.00         0.01               -           0.01            (0.01)             -             1.00
     12/31/2001                  1.00         0.03               -           0.03            (0.03)             -             1.00
     12/31/2000                  1.00         0.06               -           0.06            (0.06)             -             1.00

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------




                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class A
      6/30/2005               1.06           221,616       n/a            0.61           2.15            n/a                n/a
     12/31/2004               0.78           237,815       n/a            0.61           0.81            n/a                n/a
     12/31/2003               0.46           184,440       n/a            0.69           0.47            n/a                n/a
     12/31/2002               1.07           214,520       n/a            0.69           1.07            n/a                n/a
     12/31/2001               3.45           242,518       n/a            0.69           3.28            n/a                n/a
     12/31/2000               5.83           185,012       n/a            0.70           5.73            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.






On the last page of the prospectus, delete the last paragraph in its entirety and replace it with the following:

You also can review and copy information about the Trust (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC's Public Reference Room in Washington, D.C. Reports and other information about the Trust also are available on the EDGAR database on the SEC's Internet site (HTTP://WWW.SEC.GOV), and copies may be obtained, after payment of a duplicating fee, by electronic request (PUBLICINFO@SEC.GOV) or by writing the SEC's Public Reference Section, 100 F. Street, N.E., Washington, D.C., 20549. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-551-8090.



This Supplement is dated December 31, 2005.

(To be used with VC3652 Rev. 05/05.)

                                                           V5953 12/05

              SUPPLEMENT DATED DECEMBER 31, 2005 TO THE PROSPECTUS
                                DATED MAY 2, 2005

                               JNL(R) SERIES TRUST

Please note that the changes are effective January 17, 2006 and apply to your variable annuity product.

In the section entitled "PRINCIPAL INVESTMENT STRATEGIES" for the JNL/Select Money Market Fund, please add the following paragraph after the fifth bullet:

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

In the section entitled "PRINCIPAL RISKS OF INVESTING IN THE FUND" for the JNL/Select Money Market Fund, please delete the first bullet in its entirety and replace it with the following:

     o CREDIT & MARKET RISK. Fixed income securities in general are subject to credit risk and market risk. Credit risk is the actual or perceived risk that the issuer of the security will not pay the interest and principal payments when due. The value of a security typically declines if the issuer's credit quality deteriorates. Market risk, also known as interest rate risk, is the risk that interest rates will rise and the value of the securities, including those held by the Fund, will fall. A broad-based market drop may also cause a security's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause a Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that a Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

For each Fund, with the exception of those Funds sub-advised by Franklin Advisory Services, LLC, Goldman Sachs Asset Management, L.P., Mellon Capital Management Corporation, and Wellington Management Company, LLP, in the section entitled "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT," please add the following sentence to the end of the section:

A discussion regarding the Board of Trustees' basis for approving the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2005.

In the section entitled "INVESTMENT ADVISER", please add the following sentence to the end of the section:

A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2005.

In the section entitled "ADMINISTRATIVE FEE" delete the paragraph in its entirety and replace it with the following:

In addition to the investment advisory fee, each Fund, except the JNL/JPMorgan International Value Fund, the JNL/Select Global Growth Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Mellon Capital Management International Index Fund, and the JNL/JPMorgan International Equity Fund, pays to JNAM L.L.C. (the Administrator) an Administrative Fee of .10% of the average daily net assets of the Fund. The JNL/JPMorgan International Value Fund, the JNL/Select Global Growth Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Mellon Capital Management International Index Fund and the JNL/JPMorgan International Equity Fund pay an Administrative Fee of .15%. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees (categorized as "Other Expenses" in the fee tables).

In the section entitled "FINANCIAL HIGHLIGHTS", delete the second paragraph and the Financial Highlights table in its entirety and replace it with the following:

The information for 2001, 2002, 2003 and 2004 has been audited by KPMG LLP, an Independent Registered Public Accounting Firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2005 (semi-annual report) has not been audited. The information for other periods shown were audited by other auditors, whose report dated February 2, 2001, expressed an unqualified opinion.

JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS



                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
      6/30/2005            $   11.67      $      -         $ (0.11)      $      -          $ -            $     -        $ 11.56
     12/31/2004                10.61          0.01            1.05           1.06            -                  -          11.67
     12/31/2003                 8.16         (0.02)           2.47           2.45            -                  -          10.61
     12/31/2002                10.97         (0.03)          (2.76)         (2.79)           -              (0.02)          8.16
10/29(a)-12/31/01              10.00             -            0.97           0.97            -                  -          10.97

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND

Class A
05/02(a)-06/30/05              10.00          0.05            0.73           0.78            -                  -          10.78

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
      6/30/2005                12.47         (0.05)           0.29           0.24            -                  -          12.71
     12/31/2004                11.67         (0.12)           0.92           0.80            -                  -          12.47
     12/31/2003                 8.43         (0.05)           3.29           3.24            -                  -          11.67
     12/31/2002                11.60         (0.07)          (3.10)         (3.17)           -                  -           8.43
10/29(a)-12/31/01              10.00         (0.01)           1.61           1.60            -                  -          11.60

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class A
      6/30/2005                15.50          0.02            0.18           0.20            -                  -          15.70
     12/31/2004                14.76          0.01            0.73           0.74            -                  -          15.50
     12/31/2003                10.91         (0.03)           3.88           3.85            -                  -          14.76
     12/31/2002                16.33         (0.04)          (5.38)         (5.42)           -                  -          10.91
     12/31/2001                18.58         (0.04)          (2.18)         (2.22)           -              (0.03)         16.33
     12/31/2000                22.91         (0.01)          (3.08)         (3.09)           -              (1.24)         18.58

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                     Assuming No Expense Reimburse-
                                                                                                      ment or Fees Paid Indirectly
                                                                                                     -------------------------------
                                      Supplemental Data                                              -------------------------------
                            ----------------------------------------                   Ratio of Net                    Ratio of Net
                            ----------------------------------------   Ratio of         Investment     Ratio of         Investment
                                         Net Assets,                   Expenses to     Income (Loss)  Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net      to Average    Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)     Net Assets (c)  Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
      6/30/2005               (0.94)%    $ 323,211        48.10%           1.02 %            0.18 %         n/a %         n/a %
     12/31/2004                9.99        191,003        96.49            1.07              0.09          1.10          0.06
     12/31/2003               30.02         36,421       140.00            1.10             (0.41)         1.18         (0.49)
     12/31/2002              (25.47)         6,857       180.06            1.10             (0.33)         1.15         (0.38)
10/29(a)-12/31/01              9.70          6,058        14.93            1.10             (0.26)         1.32         (0.48)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND

Class A
05/02(a)-06/30/05              7.80         55,494         7.12            1.04              3.64        n/a            n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
      6/30/2005                1.92         46,503        35.70            1.16             (0.77)          n/a           n/a
     12/31/2004                6.86         44,358        92.65            1.16             (0.92)         1.18         (0.94)
     12/31/2003               38.43         43,940        30.17            1.15             (0.89)         1.19         (0.93)
     12/31/2002              (27.32)        12,915        46.22            1.15             (0.83)         1.17         (0.85)
10/29(a)-12/31/01             16.00          7,665         3.86            1.15             (0.74)         1.24         (0.83)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class A
      6/30/2005                1.29        231,218       137.54            1.01              0.14           n/a           n/a
     12/31/2004                5.02        292,638       195.33            1.04              0.11          1.11          0.04
     12/31/2003               35.29        244,667       168.09            1.08             (0.27)         1.15         (0.34)
     12/31/2002              (33.19)       175,439       236.63            1.08             (0.25)          n/a           n/a
     12/31/2001              (11.97)       341,162        86.80            1.07             (0.23)          n/a           n/a
     12/31/2000              (13.44)       459,577        88.34            1.07             (0.03)          n/a           n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.



JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
      6/30/2005            $    14.96      $ 0.06         $ (0.42)       $ (0.36)             $ -           $ -           $ 14.60
     12/31/2004                 14.17        0.11            0.79           0.90            (0.11)            -             14.96
     12/31/2003                 11.45        0.09            2.72           2.81            (0.09)            -             14.17
     12/31/2002                 14.53        0.10           (3.08)         (2.98)           (0.10)            -             11.45
     12/31/2001                 16.21        0.07           (1.67)         (1.60)           (0.07)        (0.01)            14.53
     12/31/2000                 18.47        0.08           (0.08)             -            (0.09)        (2.17)            16.21

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
      6/30/2005                 19.97       (0.07)          (0.27)         (0.34)               -             -             19.63
     12/31/2004                 16.81       (0.12)           3.28           3.16                -             -             19.97
     12/31/2003                 12.01       (0.10)           4.90           4.80                -             -             16.81
     12/31/2002                 15.55       (0.08)          (3.46)         (3.54)               -             -             12.01
     12/31/2001                 14.20       (0.41)           1.97           1.56                -         (0.21)            15.55
     12/31/2000                 16.97       (0.04)          (2.23)         (2.27)               -         (0.50)            14.20

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class A
      6/30/2005                 10.02        0.06            0.17           0.23                -             -             10.25
     12/31/2004                  9.27        0.12            0.75           0.87            (0.12)            -             10.02
     12/31/2003                  8.26        0.12            1.01           1.13            (0.12)            -              9.27
     12/31/2002                  9.05        0.20           (0.80)         (0.60)           (0.19)            -              8.26
     12/31/2001                  9.69        0.21           (0.65)         (0.44)           (0.20)            -              9.05
  05/01(a)-12/31/00             10.00        0.11           (0.31)         (0.20)           (0.11)            -              9.69

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR CAPITAL GROWTH FUND

Class A
      6/30/2005                 15.67       (0.01)          (0.49)         (0.50)               -             -             15.17
     12/31/2004                 13.28        0.05            2.34           2.39                -             -             15.67
     12/31/2003                  9.79       (0.06)           3.55           3.49                -             -             13.28
     12/31/2002                 13.83       (0.07)          (3.97)         (4.04)               -             -              9.79
     12/31/2001                 23.55       (0.11)          (9.35)         (9.46)               -         (0.26)            13.83
     12/31/2000                 43.62       (0.20)        (14.90)        (15.10)                -         (4.97)            23.55

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
      6/30/2005             (2.41)%          $ 274,352     53.37%           0.96 %          0.72 %          n/a %             n/a %
     12/31/2004              6.32              357,978    100.79            0.96            0.85           1.00              0.81
     12/31/2003             24.54              245,913     80.50            0.97            0.83           1.01              0.79
     12/31/2002            (20.53)             149,242     94.37            0.97            0.78           1.00              0.75
     12/31/2001             (9.83)             174,813    102.56            0.97            0.58           0.99              0.56
     12/31/2000              0.28              146,888    192.40            0.97            0.57            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
      6/30/2005             (1.70)             159,171     32.72            1.06           (0.74)           n/a                n/a
     12/31/2004             18.80              169,746     53.14            1.06           (0.76)          1.07             (0.77)
     12/31/2003             39.97              109,972     70.06            1.05           (0.75)          1.10             (0.80)
     12/31/2002            (22.77)              76,198     71.45            1.05           (0.49)          1.08             (0.52)
     12/31/2001             11.00              112,967     65.36            1.05           (0.31)          1.07             (0.33)
     12/31/2000            (13.25)              77,200     89.43            1.05           (0.30)           n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class A
      6/30/2005              2.30              114,048     46.19            1.01            1.18            n/a               n/a
     12/31/2004              9.42              104,564    163.88            1.03            1.25           1.04              1.24
     12/31/2003             13.73              114,262     60.48            1.05            1.64           1.07              1.62
     12/31/2002             (6.57)              75,591     90.71            1.05            2.11           1.07              2.09
     12/31/2001             (4.49)              72,281    105.66            1.05            2.48           1.06              2.47
  05/01(a)-12/31/00         (2.00)              44,294     41.10            1.05            2.42            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR CAPITAL GROWTH FUND

Class A
      6/30/2005             (3.19)             205,621     77.98            1.01           (0.09)           n/a               n/a
     12/31/2004             18.00              210,402    231.52            1.02            0.39           1.04              0.37
     12/31/2003             35.65              158,013     31.95            1.05           (0.51)          1.07             (0.53)
     12/31/2002            (29.21)             135,669     56.03            1.04           (0.51)          1.09             (0.56)
     12/31/2001            (40.19)             260,726     96.69            1.01           (0.61)          1.03             (0.63)
     12/31/2000            (34.74)             496,830    110.81            0.99           (0.67)           n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.




JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS





                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
05/02(a)-06/30/05          $  10.00         $    -           $ 0.50         $ 0.50          $ -              $ -         $ 10.50

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
05/02(a)-06/30/05             10.00           0.02            0.72           0.74             -                -           10.74

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND

Class A
      6/30/2005               11.04           0.09           (0.36)         (0.27)            -                -           10.77
     12/31/2004                9.61           0.10            1.47           1.57         (0.14)               -           11.04
     12/31/2003                7.59           0.10            2.06           2.16         (0.14)               -            9.61
     12/31/2002                9.66           0.08           (2.07)         (1.99)        (0.08)               -            7.59
     12/31/2001               12.23           0.08           (2.56)         (2.48)        (0.07)           (0.02)           9.66
     12/31/2000               16.79           0.08           (2.49)         (2.41)        (0.01)           (2.14)          12.23

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
      6/30/2005                9.29           0.09           (0.14)         (0.05)            -                -            9.24
     12/31/2004                7.65           0.07            1.65           1.72         (0.08)               -            9.29
     12/31/2003                5.56              -            2.19           2.19         (0.10)               -            7.65
     12/31/2002                7.75           0.07           (2.13)         (2.06)        (0.13)               -            5.56
     12/31/2001                9.79           0.09           (2.08)         (1.99)        (0.04)           (0.01)           7.75
     12/31/2000               13.15           0.04           (2.10)         (2.06)        (0.06)           (1.24)           9.79

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class A
      6/30/2005               14.66          (3.91)           4.18           0.27             -                -           14.93
     12/31/2004               13.16           0.02            3.21           3.23         (0.02)           (1.71)          14.66
     12/31/2003               10.23           0.04            2.92           2.96         (0.03)               -           13.16
     12/31/2002               11.97           0.03           (1.72)         (1.69)        (0.03)           (0.02)          10.23
     12/31/2001               11.75           0.06            1.50           1.56         (0.06)           (1.28)          11.97
     12/31/2000                9.63           0.03            2.40           2.43         (0.03)           (0.28)          11.75

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------





                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
05/02(a)-06/30/05              5.00 %       $ 53,037      1.77%         1.15 %            0.27 %          n/a %             n/a %

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
05/02(a)-06/30/05              7.40           54,488     13.80          1.05              1.36            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND

Class A
      6/30/2005               (2.45)         173,695     86.51          1.11              2.56            n/a                n/a
     12/31/2004               16.34           94,998     75.17          1.17              0.96           1.19               0.94
     12/31/2003               28.53           96,811    113.94          1.23              1.17           1.26               1.14
     12/31/2002              (20.58)          78,272    134.52          1.18              0.83           1.21               0.80
     12/31/2001              (20.29)         103,972     66.42          1.17              0.76           1.18               0.75
     12/31/2000              (13.99)         126,816    138.12          1.17              0.44            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
      6/30/2005               (0.54)         177,992     41.15          1.10              3.17            n/a               n/a
     12/31/2004               22.54           82,081     90.31          1.13              1.14            n/a               n/a
     12/31/2003               39.43           29,609    131.90          1.12              0.75            n/a               n/a
     12/31/2002              (26.59)           5,642    146.48          1.08              0.95            n/a               n/a
     12/31/2001              (20.33)           7,304     82.18          1.07              1.07            n/a               n/a
     12/31/2000              (15.45)           9,264    120.75          1.07              0.40            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class A
      6/30/2005                1.84          211,188     46.32          1.03              0.28            n/a                n/a
     12/31/2004               24.72          222,542    100.95          1.08              0.20           1.13               0.15
     12/31/2003               28.89          142,798     88.62          1.08              0.40           1.17               0.31
     12/31/2002              (14.08)          76,890     98.18          1.08              0.41           1.12               0.37
     12/31/2001               13.24           26,886    143.12          1.07              0.65           1.20               0.52
     12/31/2000               25.37           15,478    134.53          1.07              0.37            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.




JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS


                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class A
      6/30/2005            $    13.81      $     -          $ 0.02         $ 0.02              $ -            $ -         $ 13.83
     12/31/2004                 13.05        (0.02)           2.03           2.01            (0.01)         (1.24)          13.81
     12/31/2003                  9.40         0.01            3.64           3.65                -              -           13.05
     12/31/2002                 11.40            -           (1.96)         (1.96)               -          (0.04)           9.40
     12/31/2001                 10.28         0.02            1.77           1.79            (0.02)         (0.65)          11.40
     12/31/2000                  8.84         0.02            1.45           1.47            (0.03)             -           10.28

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
      6/30/2005                 10.83         0.10            0.15           0.25                -              -           11.08
     12/31/2004                 10.47         0.35            0.04           0.39            (0.03)             -           10.83
     12/31/2003                 10.48         0.23            0.07           0.30            (0.19)         (0.12)          10.47
  01/15(a)-12/31/02             10.00         0.36            0.50           0.86            (0.36)         (0.02)          10.48

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class A
      6/30/2005                  8.80         0.28           (0.33)         (0.05)               -              -            8.75
     12/31/2004                  7.93         0.07            0.82           0.89            (0.02)             -            8.80
     12/31/2003                  6.16         0.03            1.76           1.79            (0.02)             -            7.93
     12/31/2002                  8.21         0.04           (2.09)         (2.05)               -              -            6.16
     12/31/2001                  9.34         0.03           (1.13)         (1.10)           (0.03)             -            8.21
     12/31/2000                 10.58         0.04           (1.24)         (1.20)           (0.03)        (0.01)            9.34

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
      6/30/2005                 13.67         0.32           (0.51)         (0.19)               -              -           13.48
     12/31/2004                 11.45         0.16            2.07           2.23            (0.01)             -           13.67
     12/31/2003                  8.44         0.10            3.04           3.14            (0.13)             -           11.45
  01/15(a)-12/31/02             10.00         0.15           (1.51)         (1.36)           (0.20)             -            8.44

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------






                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class A
      6/30/2005                0.14 %     $ 188,005       44.69%           1.06 %        (0.02)%         n/a %             n/a %
     12/31/2004               15.38         218,851      105.06            1.12          (0.20)          1.18             (0.26)
     12/31/2003               38.83         155,191       70.95            1.13           0.17           1.20              0.10
     12/31/2002              (17.22)         74,559       94.87            1.14          (0.03)          1.17             (0.06)
     12/31/2001               17.34          35,164       78.01            1.15           0.32           1.21              0.26
     12/31/2000               16.60          14,614       58.07            1.15           0.36            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
      6/30/2005               2.31          146,833       29.23 (e)        0.61           3.28            n/a                n/a
     12/31/2004               3.74          116,440      155.71 (e)        0.61           3.31            n/a                n/a
     12/31/2003               2.87           83,547       70.57            0.60           3.29            n/a                n/a
  01/15(a)-12/31/02           8.55           34,286       77.16            0.60           4.12            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class A
      6/30/2005              (0.57)          58,134       24.98            0.79              0.88         n/a                n/a
     12/31/2004              11.27          181,444       66.90            0.78              1.17        0.78               1.17
     12/31/2003              29.09           89,068      123.94            0.87              0.87        0.89               0.85
     12/31/2002             (24.94)          42,071       63.08            0.89              0.69        0.90               0.68
     12/31/2001             (11.78)          31,415       55.97            0.90              0.44         n/a                n/a
     12/31/2000             (11.38)          22,622       57.14            0.90              0.56         n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
      6/30/2005              (1.39)         215,295       24.22            0.66              3.01         n/a                n/a
     12/31/2004              19.49          298,098        2.77            0.66              1.83         n/a                n/a
     12/31/2003              37.31           97,126        1.66            0.65              1.59         n/a                n/a
  01/15(a)-12/31/02         (13.60)          26,518       32.40            0.65              1.56         n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

(e)  The Portfolio  Turnover  including dollar roll  transactions for JNL/Mellon
     Capital  Management Bond Index Fund on 06/30/05 and 12/31/04 is 173.77% and
     215.24%, respectively.




JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
      6/30/2005            $   13.28       $ 0.05          $ 0.44         $ 0.49              $ -           $ -          $ 13.77
     12/31/2004                11.47         0.06            1.75           1.81                -             -            13.28
     12/31/2003                 8.55         0.03            2.92           2.95            (0.03)            -            11.47
  01/15(a)-12/31/02            10.00         0.06           (1.45)         (1.39)           (0.06)            -             8.55

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
      6/30/2005                10.66         0.07           (0.18)         (0.11)               -             -            10.55
     12/31/2004                 9.84         0.12            0.87           0.99            (0.12)        (0.05)           10.66
     12/31/2003                 7.79         0.03            2.13           2.16            (0.08)        (0.03)            9.84
  01/15(a)-12/31/02            10.00         0.05           (2.26)         (2.21)               -             -             7.79

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
      6/30/2005                13.43         0.04           (0.23)         (0.19)               -             -           13.24
     12/31/2004                11.46         0.07            1.93           2.00                -         (0.03)          13.43
     12/31/2003                 7.94         0.05            3.59           3.64            (0.04)        (0.08)          11.46
  01/15(a)-12/31/02            10.00         0.08           (2.06)         (1.98)           (0.08)            -            7.94

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
      6/30/2005                11.92         0.07           (0.12)         (0.05)               -             -           11.87
     12/31/2004                10.12         0.03            1.78           1.81            (0.01)            -           11.92
     12/31/2003                 7.20         0.03            2.89           2.92                -             -           10.12
     12/31/2002                 9.27         0.03           (2.10)         (2.07)               -             -            7.20
  05/01(a)-12/31/01            10.00         0.03           (0.76)         (0.73)               -             -            9.27

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------




                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
      6/30/2005                3.69 %      $ 234,597        4.16%           0.61 %         0.92 %          n/a %             n/a %
     12/31/2004               15.79          198,751       13.75            0.60           0.62            n/a               n/a
     12/31/2003               34.55           81,077       18.34            0.60           0.65           0.61              0.64
  01/15(a)-12/31/02          (13.94)          12,728       60.00            0.60           0.60           0.61              0.59

-----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
      6/30/2005               (1.03)         361,570       13.43            0.61           1.24            n/a               n/a
     12/31/2004               10.06          361,845        6.74            0.60           1.49            n/a               n/a
     12/31/2003               27.79          190,338        8.90            0.60           1.22           0.61              1.21
  01/15(a)-12/31/02          (22.10)          46,776        1.89            0.60           1.15           0.61              1.14

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
      6/30/2005               (1.41)         201,591       15.33            0.60           0.83            n/a               n/a
     12/31/2004               17.42          173,822       17.66            0.60           0.81            n/a               n/a
     12/31/2003               45.88           76,130       38.17            0.60           0.75           0.61              0.74
  01/15(a)-12/31/02          (19.79)          20,027       49.44            0.60           0.96           0.62              0.94

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
      6/30/2005               (0.42)         242,997       11.70            1.06           1.33            n/a               n/a
     12/31/2004               17.93          235,047       17.59            1.06           0.56            n/a               n/a
     12/31/2003               40.56          104,625       38.02            1.05           0.57            n/a               n/a
     12/31/2002              (22.33)          50,522       64.05            1.05           0.44            n/a               n/a
  05/01(a)-12/31/01           (7.30)          59,841       44.80            1.05           0.54            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.




JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class A
      6/30/2005            $   8.63    $    (0.01)        $ (0.05)       $ (0.06)             $ -           $ -           $ 8.57
     12/31/2004                8.28          0.01            0.34           0.35                -             -             8.63
     12/31/2003                7.03         (0.03)           1.28           1.25                -             -             8.28
     12/31/2002                9.41         (0.03)          (2.35)         (2.38)               -             -             7.03
  05/01(a)-12/31/01           10.00          0.01           (0.59)         (0.58)           (0.01)            -             9.41

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
      6/30/2005               11.96          0.10            0.23           0.33                -             -            12.29
     12/31/2004               11.76          0.17            0.36           0.53            (0.20)        (0.13)           11.96
     12/31/2003               11.60          0.13            0.42           0.55            (0.17)        (0.22)           11.76
     12/31/2002               10.66          0.24            0.70           0.94                -             -            11.60
     12/31/2001               10.29          0.30            0.68           0.98            (0.28)        (0.33)           10.66
     12/31/2000                9.64          0.45            0.68           1.13            (0.47)        (0.01)           10.29

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class A
      6/30/2005               18.59          0.03            0.18           0.21                -             -            18.80
     12/31/2004               16.54          0.20            1.96           2.16            (0.11)            -            18.59
     12/31/2003               13.04          0.08            3.47           3.55            (0.05)            -            16.54
     12/31/2002               17.18             -           (4.14)         (4.14)               -             -            13.04
     12/31/2001               22.91         (0.01)          (5.72)         (5.73)               -             -            17.18
     12/31/2000               28.45         (0.05)          (5.03)         (5.08)               -         (0.46)           22.91

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class A
      6/30/2005                8.09         (0.02)           0.02              -                -             -            8.09
     12/31/2004                6.82         (0.04)           1.31           1.27                -             -            8.09
     12/31/2003                5.11         (0.03)           1.74           1.71                -             -            6.82
     12/31/2002                7.23         (0.04)          (2.08)         (2.12)               -             -            5.11
     12/31/2001                9.90         (0.05)          (2.62)         (2.67)               -             -            7.23
  05/01(a)-12/31/00           10.00             -           (0.10)         (0.10)               -             -            9.90

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------





                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class A
      6/30/2005                 (0.70)%   $  25,050      41.37%           1.01 %       (0.21)%          n/a %              n/a %
     12/31/2004                  4.23        24,479     124.90            1.01          0.12            n/a                n/a
     12/31/2003                 17.78        32,993      94.02            1.00         (0.49)           n/a                n/a
     12/31/2002                (25.29)       17,846      55.58            1.00         (0.49)           n/a                n/a
  05/01(a)-12/31/01             (5.82)       13,557      58.88            1.00          0.17            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
      6/30/2005                  2.76       485,277     135.83 (f)        0.81          2.47            n/a                n/a
     12/31/2004                  4.45       390,124     162.80 (f)        0.81          1.72            n/a                n/a
     12/31/2003                  4.78       317,301     146.76            0.80          2.02            n/a                n/a
     12/31/2002                  8.85       211,362     116.05            0.80          3.23            n/a                n/a
     12/31/2001                  9.52        54,851     112.25            0.80          4.35            n/a                n/a
     12/31/2000                 11.75        21,715     221.61            0.93 (e)      5.98            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class A
      6/30/2005                 1.13        157,184      68.44            0.98          0.38            n/a                n/a
     12/31/2004                13.04        149,669      91.21            0.99          0.95           1.06               0.88
     12/31/2003                27.23        164,927      74.82            1.00          0.45           1.07               0.38
     12/31/2002               (24.10)       153,303     123.47            0.99          0.23           1.05               0.17
     12/31/2001               (25.01)       282,049      91.77            0.96         (0.07)          0.99              (0.10)
     12/31/2000               (17.85)       497,299      77.67            0.94         (0.22)          0.95              (0.23)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class A
      6/30/2005                 0.00        32,268       43.36            1.06         (0.50)           n/a                n/a
     12/31/2004                18.62        33,829      111.57            1.06         (0.62)          1.14              (0.70)
     12/31/2003                33.46        28,909      116.81            1.05         (0.52)          1.11              (0.58)
     12/31/2002               (29.32)       18,647      116.70            1.05         (0.62)          1.10              (0.67)
     12/31/2001               (26.97)       29,541      211.61            1.05         (0.46)          1.09              (0.50)
  05/01(a)-12/31/00            (1.00)       46,122       58.67            1.05         (0.09)          1.06              (0.10)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

(e)  The ratio of net operating expenses was 0.80%.

(f)  The Portfolio  Turnover  including  dollar roll  transactions for JNL/PIMCO
     Total  Return Bond Fund on 06/30/05  and  12/31/04 was 259.93% and 352.28%,
     respectively.



JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class A
      6/30/2005            $  17.42         $ 0.09        $      -         $ 0.09              $ -           $ -         $ 17.51
     12/31/2004               16.09           0.24            1.33           1.57            (0.24)            -           17.42
     12/31/2003               13.06           0.16            3.04           3.20            (0.17)            -           16.09
     12/31/2002               16.50           0.16           (3.44)         (3.28)           (0.16)            -           13.06
     12/31/2001               17.78           0.15           (1.27)         (1.12)           (0.16)            -           16.50
     12/31/2000               16.78           0.16            1.00           1.16            (0.16)            -           17.78

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

Class A
      6/30/2005               11.89              -           (0.02)         (0.02)               -             -           11.87
     12/31/2004               10.57           0.02            1.31           1.33            (0.01)            -           11.89
     12/31/2003                8.44           0.06            2.20           2.26            (0.13)            -           10.57
     12/31/2002               10.45           0.06           (1.97)         (1.91)           (0.10)            -            8.44
     12/31/2001               12.86           0.02           (1.38)         (1.36)           (0.35)        (0.70)          10.45
     12/31/2000               14.69          (0.10)          (1.28)         (1.38)           (0.17)        (0.28)          12.86

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND

Class A
      6/30/2005                10.35         (0.10)           0.24           0.14                -             -           10.49
10/04(a)-12/31/04              10.00          0.14            0.21           0.35                -             -           10.35

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND

Class A
      6/30/2005                12.23             -           (0.01)         (0.01)               -             -           12.22
     12/31/2004                11.07          0.07            1.19           1.26            (0.06)        (0.04)          12.23
     12/31/2003                 9.25          0.08            1.93           2.01            (0.19)            -           11.07
     12/31/2002                10.70          0.08           (1.41)         (1.33)           (0.12)            -            9.25
     12/31/2001                12.37          0.01           (0.92)         (0.91)           (0.32)        (0.44)          10.70
     12/31/2000                13.42          0.03           (0.62)         (0.59)           (0.21)        (0.25)          12.37

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND

Class A
      6/30/2005                10.54          0.24           (0.17)          0.07                -             -           10.61
10/04(a)-12/31/04              10.00          0.11            0.43           0.54                -             -           10.54

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND

Class A
      6/30/2005                11.67         (0.01)           0.05           0.04                -             -           11.71
     12/31/2004                10.91          0.12            0.92           1.04            (0.11)        (0.17)          11.67
     12/31/2003                 9.48          0.10            1.58           1.68            (0.25)            -           10.91
     12/31/2002                10.54          0.10           (0.99)         (0.89)           (0.17)            -            9.48
     12/31/2001                11.83          0.08           (0.65)         (0.57)           (0.34)        (0.38)          10.54
     12/31/2000                12.45          0.11           (0.31)         (0.20)           (0.23)        (0.19)          11.83

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class A
      6/30/2005                 0.52 %     $ 190,023      38.33%           0.97 %        0.95 %             n/a %             n/a %
     12/31/2004                 9.76         215,615      46.27            0.97          1.24              1.01              1.20
     12/31/2003                24.55         309,732      67.86            0.98          1.16              1.03              1.11
     12/31/2002               (19.87)        256,100      62.19            0.98          1.06              1.01              1.03
     12/31/2001                (6.32)        347,246      82.54            0.96          0.89              0.99              0.86
     12/31/2000                 6.96         422,750      86.43            0.96          1.05              0.97              1.04

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

Class A
      6/30/2005                (0.17)        646,257      30.40            0.18         (0.09)              n/a             n/a
     12/31/2004                12.61         670,711      62.01            0.18          0.41               n/a             n/a
     12/31/2003                26.80         164,016       3.87            0.20          0.97               n/a             n/a
     12/31/2002               (18.26)         97,110      37.53            0.20          0.77               n/a             n/a
     12/31/2001               (10.58)        107,519      67.65            0.20          1.16               n/a             n/a
     12/31/2000                (9.37)         95,075      24.94            0.20          1.62               n/a             n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND

Class A
      6/30/2005                 1.35          52,552      10.59            0.19          0.26              n/a              n/a
10/04(a)-12/31/04               3.50          13,909      13.03            0.18         12.94              n/a              n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND

Class A
      6/30/2005                (0.08)      1,000,228      27.39            0.16         (0.08)             n/a              n/a
     12/31/2004                11.41       1,001,562      46.80            0.17          0.67              n/a              n/a
     12/31/2003                21.73         609,887       3.33            0.20          1.40              n/a              n/a
     12/31/2002               (12.40)        331,543      32.67            0.20          1.26              n/a              n/a
     12/31/2001                (7.34)        298,741      59.64            0.20          1.66              n/a              n/a
     12/31/2000                (4.35)        222,052      19.23            0.20          2.61              n/a              n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND

Class A
      6/30/2005                 0.66          83,915      16.59            0.19          0.16              n/a              n/a
10/04(a)-12/31/04               5.40          19,873       0.39            0.18         11.25              n/a              n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND

Class A
      6/30/2005                 0.34         732,936      19.68            0.18         (0.05)             n/a              n/a
     12/31/2004                 9.58         619,106      38.10            0.18          1.20              n/a              n/a
     12/31/2003                17.75         402,322       2.24            0.20          1.79              n/a              n/a
     12/31/2002                (8.48)        227,833      31.43            0.20          1.75              n/a              n/a
     12/31/2001                (4.78)        187,495      49.46            0.20          2.42              n/a              n/a
     12/31/2000                (1.55)        139,701      25.30            0.20          3.53              n/a              n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.



JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

Class A
      6/30/2005            $  8.51          $ 0.32         $ (0.30)        $ 0.02              $ -           $ -          $ 8.53
     12/31/2004               8.03            0.17            0.49           0.66            (0.18)            -            8.51
     12/31/2003               6.98            0.75            1.05           1.80            (0.75)            -            8.03
     12/31/2002               7.42            0.87           (0.44)          0.43            (0.87)            -            6.98
     12/31/2001               7.67            0.65           (0.24)          0.41            (0.66)            -            7.42
     12/31/2000               8.71            0.64           (1.05)         (0.41)           (0.63)            -            7.67

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS STRATEGIC BOND FUND

Class A
      6/30/2005              11.47            0.23            0.01           0.24                -             -           11.71
     12/31/2004              11.40            0.56            0.23           0.79            (0.53)        (0.19)          11.47
     12/31/2003              10.63            0.49            0.95           1.44            (0.52)        (0.15)          11.40
     12/31/2002              10.41            0.65            0.22           0.87            (0.65)            -           10.63
     12/31/2001              10.37            0.68            0.01           0.69            (0.65)            -           10.41
     12/31/2000              10.25            0.68            0.06           0.74            (0.62)            -           10.37

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

Class A
      6/30/2005              11.31            0.21            0.12           0.33                -             -           11.64
     12/31/2004              11.47            0.54           (0.10)          0.44            (0.53)        (0.07)          11.31
     12/31/2003              11.89            0.45           (0.31)          0.14            (0.42)        (0.14)          11.47
     12/31/2002              11.17            0.42            0.86           1.28            (0.42)        (0.14)          11.89
     12/31/2001              10.96            0.50            0.25           0.75            (0.49)        (0.05)          11.17
     12/31/2000              10.36            0.60            0.59           1.19            (0.59)            -           10.96

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------




                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

Class A
      6/30/2005              0.24 %         $ 262,885     13.99%           0.81 %       7.47 %            n/a %             n/a %
     12/31/2004              8.22             284,949    149.00            0.83         6.97              n/a               n/a
     12/31/2003             25.79              19,464     71.74            0.90         8.47              n/a               n/a
     12/31/2002              5.76              17,079     77.04            0.90         8.88              n/a               n/a
     12/31/2001              5.33              20,220     48.73            0.90         8.54              n/a               n/a
     12/31/2000             (4.67)             16,437     35.52            0.90         9.17              n/a               n/a

-----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS STRATEGIC BOND FUND

Class A
      6/30/2005              2.09             287,721     63.79 (f)        0.94         4.36              n/a               n/a
     12/31/2004              6.91             236,706     74.16 (f)        0.94         4.63              n/a               n/a
     12/31/2003             13.53             197,923     61.03            0.95         5.03              n/a               n/a
     12/31/2002              8.38             125,881     83.34            0.95         6.22              n/a               n/a
     12/31/2001              6.71             123,310     86.36            0.98 (e)     6.46              n/a               n/a
     12/31/2000              7.28             116,654     93.13            0.95         7.42              n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

Class A
      6/30/2005              2.92             206,182     30.81 (f)        0.80         3.73              n/a               n/a
     12/31/2004              3.85             197,863     64.93 (f)        0.79         3.92              n/a               n/a
     12/31/2003              1.18             257,274     43.56            0.78         3.26              n/a               n/a
     12/31/2002             11.47             304,265     35.72            0.78         4.26              n/a               n/a
     12/31/2001              6.92             226,275     69.10            0.82 (e)     5.09              n/a               n/a
     12/31/2000             11.50             138,122     49.09            0.80         6.06              n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

(e)  The ratio of net operating expenses for JNL/Salomon Brothers Strategic Bond
     Fund and JNL/Salomon Brothers U.S. Government & Quality Bond Fund was 0.95% and 0.79%, respectively.

(f)  The Portfolio  Turnover  including dollar roll transactions for JNL/Salomon
     Brothers  Stratigic Bond Fund and  JNL/Salomon  Brothers U.S.  Government &
     Quality  Bond Fund on 06/30/05  was 254.18%  and  253.29%,  and 422.85% and
     643.06% on 12/30/04, respectively.



JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND

Class A
      6/30/2005            $    17.12       $ 0.19         $ (0.13)        $ 0.06              $ -            $ -          $ 17.18
     12/31/2004                 15.55         0.36            1.33           1.69            (0.02)         (0.10)           17.12
     12/31/2003                 13.14         0.32            2.51           2.83            (0.30)         (0.12)           15.55
     12/31/2002                 14.00         0.42           (0.69)         (0.27)           (0.42)         (0.17)           13.14
     12/31/2001                 13.13         0.41            0.98           1.39            (0.44)         (0.08)           14.00
     12/31/2000                 12.60         0.50            0.52           1.02            (0.46)         (0.03)           13.13

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class A
      6/30/2005                 19.41         0.07           (1.49)         (1.42)               -              -            17.99
     12/31/2004                 17.43         0.10            1.88           1.98                -              -            19.41
     12/31/2003                 14.06         0.13            3.24           3.37                -              -            17.43
     12/31/2002                 19.48         0.10           (5.38)         (5.28)           (0.14)             -            14.06
     12/31/2001                 25.97         0.08           (6.19)         (6.11)           (0.35)         (0.03)           19.48
     12/31/2000                 35.69         0.07           (6.55)         (6.48)           (0.59)         (2.65)           25.97

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND

Class A
      6/30/2005                 19.71         0.02           (0.33)         (0.31)               -              -            19.40
     12/31/2004                 17.65        (0.02)           2.08           2.06                -              -            19.71
     12/31/2003                 13.03        (0.04)           4.66           4.62                -              -            17.65
     12/31/2002                 18.55        (0.04)          (5.48)         (5.52)               -              -            13.03
     12/31/2001                 26.65            -           (8.04)         (8.04)           (0.01)         (0.05)           18.55
     12/31/2000                 39.97         0.16           (8.45)         (8.29)           (0.51)         (4.52)           26.65

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class A
      6/30/2005                  1.00         0.01               -           0.01            (0.01)             -             1.00
     12/31/2004                  1.00         0.01               -           0.01            (0.01)             -             1.00
     12/31/2003                  1.00         0.01               -           0.01            (0.01)             -             1.00
     12/31/2002                  1.00         0.01               -           0.01            (0.01)             -             1.00
     12/31/2001                  1.00         0.03               -           0.03            (0.03)             -             1.00
     12/31/2000                  1.00         0.06               -           0.06            (0.06)             -             1.00

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------




                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND

Class A
      6/30/2005               0.35 %       $ 380,159     15.19 %(e)       0.80 %         2.18 %          n/a %             n/a %
     12/31/2004              10.88           381,316    120.61            0.80           2.42            n/a               n/a
     12/31/2003              21.57           303,892     54.21            0.80           2.49           0.81              2.48
     12/31/2002              (1.93)          217,013     68.30            0.81           2.98           0.81              2.98
     12/31/2001              10.57           212,196     42.38            0.81           3.28            n/a               n/a
     12/31/2000               8.25           155,270     25.76            0.82           4.02            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class A
      6/30/2005              (7.32)          185,059    160.39            1.10           0.66            n/a %             n/a %
     12/31/2004              11.36           217,952    296.09            1.11           0.58           1.21              0.48
     12/31/2003              23.97           197,288    120.39            1.13           0.70           1.18              0.65
     12/31/2002             (27.12)          206,070     65.19            1.07           0.45           1.10              0.42
     12/31/2001             (23.50)          389,796     93.37            1.05           0.42           1.06              0.41
     12/31/2000             (18.28)          665,187     65.56            1.03           0.03            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND

Class A
      6/30/2005              (1.57)          216,488     36.71            0.99           0.16            n/a                n/a
     12/31/2004              11.67           295,491    154.46            1.00          (0.09)          1.02              (0.11)
     12/31/2003              35.46           257,852     78.47            1.04          (0.28)          1.08              (0.32)
     12/31/2002             (29.76)          215,884    117.19            1.02          (0.18)          1.10              (0.26)
     12/31/2001             (30.18)          436,946    100.02            0.99           0.05           1.02               0.02
     12/31/2000             (20.97)          744,972     61.65            0.98           0.25            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class A
      6/30/2005               1.06           221,616       n/a            0.61           2.15            n/a                n/a
     12/31/2004               0.78           237,815       n/a            0.61           0.81            n/a                n/a
     12/31/2003               0.46           184,440       n/a            0.69           0.47            n/a                n/a
     12/31/2002               1.07           214,520       n/a            0.69           1.07            n/a                n/a
     12/31/2001               3.45           242,518       n/a            0.69           3.28            n/a                n/a
     12/31/2000               5.83           185,012       n/a            0.70           5.73            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

(e)  The Portfolio  Turnover  including dollar roll  transactions for JNL/Select
     Balanced Fund is 15.19%.



JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class A
      6/30/2005            $   16.71        $ 0.03         $ 0.22         $ 0.25              $ -            $ -          $ 16.96
     12/31/2004                14.70          0.12           2.05           2.17            (0.06)         (0.10)           16.71
     12/31/2003                10.97          0.11           3.71           3.82            (0.03)         (0.06)           14.70
  09/30(a)-12/31/02            10.00          0.06           0.91           0.97                -              -            10.97

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class A
      6/30/2005                18.36          0.02          (0.27)         (0.25)               -              -            18.11
     12/31/2004                16.77          0.08           1.58           1.66            (0.07)             -            18.36
     12/31/2003                12.85          0.02           3.90           3.92                -              -            16.77
     12/31/2002                16.78          0.01          (3.92)         (3.91)           (0.02)             -            12.85
     12/31/2001                18.74          0.02          (1.94)         (1.92)               -          (0.04)           16.78
     12/31/2000                21.70             -          (0.11)         (0.11)           (0.01)         (2.84)           18.74

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class A
      6/30/2005                27.87         (0.06)          0.45           0.39                -              -            28.26
     12/31/2004                24.89         (0.13)          4.61           4.48                -          (1.50)           27.87
     12/31/2003                18.05         (0.12)          7.08           6.96                -          (0.12)           24.89
     12/31/2002                23.12         (0.15)         (4.92)         (5.07)               -              -            18.05
     12/31/2001                23.47         (0.13)         (0.22)         (0.35)               -              -            23.12
     12/31/2000                23.71         (0.04)          1.67           1.63                -          (1.87)           23.47

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class A
      6/30/2005                13.64          0.08          (0.08)             -                -              -            13.64
     12/31/2004                11.92          0.12           1.68           1.80            (0.08)             -            13.64
     12/31/2003                 9.22          0.06           2.70           2.76            (0.06)             -            11.92
     12/31/2002                11.11          0.09          (1.96)         (1.87)               -          (0.02)            9.22
     12/31/2001                11.14          0.08           0.01           0.09            (0.08)         (0.04)           11.11
  05/01(a)-12/31/00            10.00          0.09           1.16           1.25            (0.09)         (0.02)           11.14

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------







                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class A
      6/30/2005                1.50 %      $ 226,725        12.10%          0.86 %        1.32 %         n/a %             n/a %
     12/31/2004               14.77          154,283       136.31           0.86          1.50           n/a               n/a
     12/31/2003               34.80           54,532        16.19           0.85          1.81          0.88              1.78
  09/30(a)-12/31/02            9.70           18,004         8.64           0.85          2.24          0.98              2.11

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class A
      6/30/2005               (7.32)         692,815        18.66           0.91          0.32            n/a               n/a
     12/31/2004                9.89          606,885        36.69           0.92          0.51           0.93              0.50
     12/31/2003               30.54          474,046        36.37           0.92          0.14           0.95              0.11
     12/31/2002              (23.33)         316,367        46.16           0.92          0.06           0.94              0.04
     12/31/2001              (10.23)         474,105        63.38           0.92          0.12           0.92              0.12
     12/31/2000               (0.34)         411,855        77.19           0.92          0.03           0.92              0.03

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class A
      6/30/2005                1.40          554,165        14.60           1.02         (0.42)           n/a               n/a
     12/31/2004               18.03          541,739        34.02           1.02         (0.55)          1.04             (0.57)
     12/31/2003               38.60          379,541        42.89           1.03         (0.60)          1.04             (0.61)
     12/31/2002              (21.93)         248,327        42.22           1.03         (0.67)          1.04             (0.68)
     12/31/2001               (1.49)         366,028        44.26           1.02         (0.56)          1.03             (0.57)
     12/31/2000                7.16          419,796        47.90           1.02         (0.20)           n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class A
      6/30/2005                0.00          495,248        13.82           0.97          1.17            n/a               n/a
     12/31/2004               15.12          485,126        42.10           0.99          1.01           1.01              0.99
     12/31/2003               29.97          404,470        28.06           1.00          1.05           1.02              1.03
     12/31/2002              (16.84)         220,106        38.21           1.00          0.97           1.02              0.95
     12/31/2001                0.78          216,408        42.29           1.00          0.93           1.02              0.91
  05/01(a)-12/31/00           12.54           26,446        44.84           1.00          1.47           1.01              1.46

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.



On the last page of the prospectus, delete the last paragraph in its entirety and replace it with the following:

You also can review and copy information about the Trust (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC's Public Reference Room in Washington, D.C. Reports and other information about the Trust also are available on the EDGAR database on the SEC's Internet site (HTTP://WWW.SEC.GOV), and copies may be obtained, after payment of a duplicating fee, by electronic request (PUBLICINFO@SEC.GOV) or by writing the SEC's Public Reference Section, 100 F. Street, N.E., Washington, D.C., 20549. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-551-8090.



This Supplement is dated December 31, 2005.

(To be used with FVC4224FT Rev 05/05.)

                                                            V5954 12/05

              SUPPLEMENT DATED DECEMBER 31, 2005 TO THE PROSPECTUS
                                DATED MAY 2, 2005

                               JNL(R) SERIES TRUST

Please note that the changes are effective January 17, 2006.

In the section entitled "PRINCIPAL INVESTMENT STRATEGIES" for the JNL/Select Money Market Fund, please add the following paragraph after the fifth bullet:

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

In the section entitled "PRINCIPAL RISKS OF INVESTING IN THE FUND" for the JNL/Select Money Market Fund, please delete the first bullet in its entirety and replace it with the following:

     o CREDIT & MARKET RISK. Fixed income securities in general are subject to credit risk and market risk. Credit risk is the actual or perceived risk that the issuer of the security will not pay the interest and principal payments when due. The value of a security typically declines if the issuer's credit quality deteriorates. Market risk, also known as interest rate risk, is the risk that interest rates will rise and the value of the securities, including those held by the Fund, will fall. A broad-based market drop may also cause a security's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause a Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that a Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

For the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund, delete the second paragraph of the section entitled "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", and replace it with the following paragraph:

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the development of the investment allocations of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

For each Fund, with the exception of those Funds sub-advised by Franklin Advisory Services, LLC, Goldman Sachs Asset Management, L.P., Mellon Capital Management Corporation, and Wellington Management Company, LLP, in the section entitled "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT," please add the following sentence to the end of the section:

A discussion regarding the Board of Trustees' basis for approving the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2005.

In the section entitled "INVESTMENT ADVISER", please add the following sentence to the end of the section:

A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2005.

In the section entitled "ADMINISTRATIVE FEE" delete the paragraph in its entirety and replace it with the following:

In addition to the investment advisory fee, each Fund, except the JNL/JPMorgan International Value Fund, the JNL/Select Global Growth Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/JPMorgan International Equity Fund and the JNL/S&P Funds, pays to JNAM L.L.C. (the Administrator) an Administrative Fee of .10% of the average daily net assets of the Fund. The JNL/JPMorgan International Value Fund, the JNL/Select Global Growth Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Mellon Capital Management International Index Fund and the JNL/JPMorgan International Equity Fund pay an Administrative Fee of .15%. The JNL/S&P Funds pay an Administrative Fee of .05%. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees (categorized as "Other Expenses" in the fee tables).

In the section entitled "FINANCIAL HIGHLIGHTS", delete the second paragraph and the Financial Highlights table in its entirety and replace it with the following:

The information for 2001, 2002, 2003 and 2004 has been audited by KPMG LLP, an Independent Registered Public Accounting Firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2005 (semi-annual report) has not been audited. The information for other periods shown were audited by other auditors, whose report dated February 2, 2001, expressed an unqualified opinion.

JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS



                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
      6/30/2005            $   11.67      $      -         $ (0.11)      $      -          $ -            $     -        $ 11.56
     12/31/2004                10.61          0.01            1.05           1.06            -                  -          11.67
     12/31/2003                 8.16         (0.02)           2.47           2.45            -                  -          10.61
     12/31/2002                10.97         (0.03)          (2.76)         (2.79)           -              (0.02)          8.16
10/29(a)-12/31/01              10.00             -            0.97           0.97            -                  -          10.97

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND

Class A
05/02(a)-06/30/05              10.00          0.05            0.73           0.78            -                  -          10.78

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
      6/30/2005                12.47         (0.05)           0.29           0.24            -                  -          12.71
     12/31/2004                11.67         (0.12)           0.92           0.80            -                  -          12.47
     12/31/2003                 8.43         (0.05)           3.29           3.24            -                  -          11.67
     12/31/2002                11.60         (0.07)          (3.10)         (3.17)           -                  -           8.43
10/29(a)-12/31/01              10.00         (0.01)           1.61           1.60            -                  -          11.60

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class A
      6/30/2005                15.50          0.02            0.18           0.20            -                  -          15.70
     12/31/2004                14.76          0.01            0.73           0.74            -                  -          15.50
     12/31/2003                10.91         (0.03)           3.88           3.85            -                  -          14.76
     12/31/2002                16.33         (0.04)          (5.38)         (5.42)           -                  -          10.91
     12/31/2001                18.58         (0.04)          (2.18)         (2.22)           -              (0.03)         16.33
     12/31/2000                22.91         (0.01)          (3.08)         (3.09)           -              (1.24)         18.58

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                     Assuming No Expense Reimburse-
                                                                                                      ment or Fees Paid Indirectly
                                                                                                     -------------------------------
                                      Supplemental Data                                              -------------------------------
                            ----------------------------------------                   Ratio of Net                    Ratio of Net
                            ----------------------------------------   Ratio of         Investment     Ratio of         Investment
                                         Net Assets,                   Expenses to     Income (Loss)  Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net      to Average    Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)     Net Assets (c)  Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
      6/30/2005               (0.94)%    $ 323,211        48.10%           1.02 %            0.18 %         n/a %         n/a %
     12/31/2004                9.99        191,003        96.49            1.07              0.09          1.10          0.06
     12/31/2003               30.02         36,421       140.00            1.10             (0.41)         1.18         (0.49)
     12/31/2002              (25.47)         6,857       180.06            1.10             (0.33)         1.15         (0.38)
10/29(a)-12/31/01              9.70          6,058        14.93            1.10             (0.26)         1.32         (0.48)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND

Class A
05/02(a)-06/30/05              7.80         55,494         7.12            1.04              3.64        n/a            n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
      6/30/2005                1.92         46,503        35.70            1.16             (0.77)          n/a           n/a
     12/31/2004                6.86         44,358        92.65            1.16             (0.92)         1.18         (0.94)
     12/31/2003               38.43         43,940        30.17            1.15             (0.89)         1.19         (0.93)
     12/31/2002              (27.32)        12,915        46.22            1.15             (0.83)         1.17         (0.85)
10/29(a)-12/31/01             16.00          7,665         3.86            1.15             (0.74)         1.24         (0.83)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class A
      6/30/2005                1.29        231,218       137.54            1.01              0.14           n/a           n/a
     12/31/2004                5.02        292,638       195.33            1.04              0.11          1.11          0.04
     12/31/2003               35.29        244,667       168.09            1.08             (0.27)         1.15         (0.34)
     12/31/2002              (33.19)       175,439       236.63            1.08             (0.25)          n/a           n/a
     12/31/2001              (11.97)       341,162        86.80            1.07             (0.23)          n/a           n/a
     12/31/2000              (13.44)       459,577        88.34            1.07             (0.03)          n/a           n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.



JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
      6/30/2005            $    14.96      $ 0.06         $ (0.42)       $ (0.36)             $ -           $ -           $ 14.60
     12/31/2004                 14.17        0.11            0.79           0.90            (0.11)            -             14.96
     12/31/2003                 11.45        0.09            2.72           2.81            (0.09)            -             14.17
     12/31/2002                 14.53        0.10           (3.08)         (2.98)           (0.10)            -             11.45
     12/31/2001                 16.21        0.07           (1.67)         (1.60)           (0.07)        (0.01)            14.53
     12/31/2000                 18.47        0.08           (0.08)             -            (0.09)        (2.17)            16.21

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
      6/30/2005                 19.97       (0.07)          (0.27)         (0.34)               -             -             19.63
     12/31/2004                 16.81       (0.12)           3.28           3.16                -             -             19.97
     12/31/2003                 12.01       (0.10)           4.90           4.80                -             -             16.81
     12/31/2002                 15.55       (0.08)          (3.46)         (3.54)               -             -             12.01
     12/31/2001                 14.20       (0.41)           1.97           1.56                -         (0.21)            15.55
     12/31/2000                 16.97       (0.04)          (2.23)         (2.27)               -         (0.50)            14.20

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class A
      6/30/2005                 10.02        0.06            0.17           0.23                -             -             10.25
     12/31/2004                  9.27        0.12            0.75           0.87            (0.12)            -             10.02
     12/31/2003                  8.26        0.12            1.01           1.13            (0.12)            -              9.27
     12/31/2002                  9.05        0.20           (0.80)         (0.60)           (0.19)            -              8.26
     12/31/2001                  9.69        0.21           (0.65)         (0.44)           (0.20)            -              9.05
  05/01(a)-12/31/00             10.00        0.11           (0.31)         (0.20)           (0.11)            -              9.69

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR CAPITAL GROWTH FUND

Class A
      6/30/2005                 15.67       (0.01)          (0.49)         (0.50)               -             -             15.17
     12/31/2004                 13.28        0.05            2.34           2.39                -             -             15.67
     12/31/2003                  9.79       (0.06)           3.55           3.49                -             -             13.28
     12/31/2002                 13.83       (0.07)          (3.97)         (4.04)               -             -              9.79
     12/31/2001                 23.55       (0.11)          (9.35)         (9.46)               -         (0.26)            13.83
     12/31/2000                 43.62       (0.20)        (14.90)        (15.10)                -         (4.97)            23.55

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
      6/30/2005             (2.41)%          $ 274,352     53.37%           0.96 %          0.72 %          n/a %             n/a %
     12/31/2004              6.32              357,978    100.79            0.96            0.85           1.00              0.81
     12/31/2003             24.54              245,913     80.50            0.97            0.83           1.01              0.79
     12/31/2002            (20.53)             149,242     94.37            0.97            0.78           1.00              0.75
     12/31/2001             (9.83)             174,813    102.56            0.97            0.58           0.99              0.56
     12/31/2000              0.28              146,888    192.40            0.97            0.57            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
      6/30/2005             (1.70)             159,171     32.72            1.06           (0.74)           n/a                n/a
     12/31/2004             18.80              169,746     53.14            1.06           (0.76)          1.07             (0.77)
     12/31/2003             39.97              109,972     70.06            1.05           (0.75)          1.10             (0.80)
     12/31/2002            (22.77)              76,198     71.45            1.05           (0.49)          1.08             (0.52)
     12/31/2001             11.00              112,967     65.36            1.05           (0.31)          1.07             (0.33)
     12/31/2000            (13.25)              77,200     89.43            1.05           (0.30)           n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class A
      6/30/2005              2.30              114,048     46.19            1.01            1.18            n/a               n/a
     12/31/2004              9.42              104,564    163.88            1.03            1.25           1.04              1.24
     12/31/2003             13.73              114,262     60.48            1.05            1.64           1.07              1.62
     12/31/2002             (6.57)              75,591     90.71            1.05            2.11           1.07              2.09
     12/31/2001             (4.49)              72,281    105.66            1.05            2.48           1.06              2.47
  05/01(a)-12/31/00         (2.00)              44,294     41.10            1.05            2.42            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR CAPITAL GROWTH FUND

Class A
      6/30/2005             (3.19)             205,621     77.98            1.01           (0.09)           n/a               n/a
     12/31/2004             18.00              210,402    231.52            1.02            0.39           1.04              0.37
     12/31/2003             35.65              158,013     31.95            1.05           (0.51)          1.07             (0.53)
     12/31/2002            (29.21)             135,669     56.03            1.04           (0.51)          1.09             (0.56)
     12/31/2001            (40.19)             260,726     96.69            1.01           (0.61)          1.03             (0.63)
     12/31/2000            (34.74)             496,830    110.81            0.99           (0.67)           n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.




JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS





                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
05/02(a)-06/30/05          $  10.00         $    -           $ 0.50         $ 0.50          $ -              $ -         $ 10.50

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
05/02(a)-06/30/05             10.00           0.02            0.72           0.74             -                -           10.74

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND

Class A
      6/30/2005               11.04           0.09           (0.36)         (0.27)            -                -           10.77
     12/31/2004                9.61           0.10            1.47           1.57         (0.14)               -           11.04
     12/31/2003                7.59           0.10            2.06           2.16         (0.14)               -            9.61
     12/31/2002                9.66           0.08           (2.07)         (1.99)        (0.08)               -            7.59
     12/31/2001               12.23           0.08           (2.56)         (2.48)        (0.07)           (0.02)           9.66
     12/31/2000               16.79           0.08           (2.49)         (2.41)        (0.01)           (2.14)          12.23

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
      6/30/2005                9.29           0.09           (0.14)         (0.05)            -                -            9.24
     12/31/2004                7.65           0.07            1.65           1.72         (0.08)               -            9.29
     12/31/2003                5.56              -            2.19           2.19         (0.10)               -            7.65
     12/31/2002                7.75           0.07           (2.13)         (2.06)        (0.13)               -            5.56
     12/31/2001                9.79           0.09           (2.08)         (1.99)        (0.04)           (0.01)           7.75
     12/31/2000               13.15           0.04           (2.10)         (2.06)        (0.06)           (1.24)           9.79

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class A
      6/30/2005               14.66          (3.91)           4.18           0.27             -                -           14.93
     12/31/2004               13.16           0.02            3.21           3.23         (0.02)           (1.71)          14.66
     12/31/2003               10.23           0.04            2.92           2.96         (0.03)               -           13.16
     12/31/2002               11.97           0.03           (1.72)         (1.69)        (0.03)           (0.02)          10.23
     12/31/2001               11.75           0.06            1.50           1.56         (0.06)           (1.28)          11.97
     12/31/2000                9.63           0.03            2.40           2.43         (0.03)           (0.28)          11.75

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------





                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
05/02(a)-06/30/05              5.00 %       $ 53,037      1.77%         1.15 %            0.27 %          n/a %             n/a %

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
05/02(a)-06/30/05              7.40           54,488     13.80          1.05              1.36            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND

Class A
      6/30/2005               (2.45)         173,695     86.51          1.11              2.56            n/a                n/a
     12/31/2004               16.34           94,998     75.17          1.17              0.96           1.19               0.94
     12/31/2003               28.53           96,811    113.94          1.23              1.17           1.26               1.14
     12/31/2002              (20.58)          78,272    134.52          1.18              0.83           1.21               0.80
     12/31/2001              (20.29)         103,972     66.42          1.17              0.76           1.18               0.75
     12/31/2000              (13.99)         126,816    138.12          1.17              0.44            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
      6/30/2005               (0.54)         177,992     41.15          1.10              3.17            n/a               n/a
     12/31/2004               22.54           82,081     90.31          1.13              1.14            n/a               n/a
     12/31/2003               39.43           29,609    131.90          1.12              0.75            n/a               n/a
     12/31/2002              (26.59)           5,642    146.48          1.08              0.95            n/a               n/a
     12/31/2001              (20.33)           7,304     82.18          1.07              1.07            n/a               n/a
     12/31/2000              (15.45)           9,264    120.75          1.07              0.40            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class A
      6/30/2005                1.84          211,188     46.32          1.03              0.28            n/a                n/a
     12/31/2004               24.72          222,542    100.95          1.08              0.20           1.13               0.15
     12/31/2003               28.89          142,798     88.62          1.08              0.40           1.17               0.31
     12/31/2002              (14.08)          76,890     98.18          1.08              0.41           1.12               0.37
     12/31/2001               13.24           26,886    143.12          1.07              0.65           1.20               0.52
     12/31/2000               25.37           15,478    134.53          1.07              0.37            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.




JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS


                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class A
      6/30/2005            $    13.81      $     -          $ 0.02         $ 0.02              $ -            $ -         $ 13.83
     12/31/2004                 13.05        (0.02)           2.03           2.01            (0.01)         (1.24)          13.81
     12/31/2003                  9.40         0.01            3.64           3.65                -              -           13.05
     12/31/2002                 11.40            -           (1.96)         (1.96)               -          (0.04)           9.40
     12/31/2001                 10.28         0.02            1.77           1.79            (0.02)         (0.65)          11.40
     12/31/2000                  8.84         0.02            1.45           1.47            (0.03)             -           10.28

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
      6/30/2005                 10.83         0.10            0.15           0.25                -              -           11.08
     12/31/2004                 10.47         0.35            0.04           0.39            (0.03)             -           10.83
     12/31/2003                 10.48         0.23            0.07           0.30            (0.19)         (0.12)          10.47
  01/15(a)-12/31/02             10.00         0.36            0.50           0.86            (0.36)         (0.02)          10.48

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class A
      6/30/2005                  8.80         0.28           (0.33)         (0.05)               -              -            8.75
     12/31/2004                  7.93         0.07            0.82           0.89            (0.02)             -            8.80
     12/31/2003                  6.16         0.03            1.76           1.79            (0.02)             -            7.93
     12/31/2002                  8.21         0.04           (2.09)         (2.05)               -              -            6.16
     12/31/2001                  9.34         0.03           (1.13)         (1.10)           (0.03)             -            8.21
     12/31/2000                 10.58         0.04           (1.24)         (1.20)           (0.03)        (0.01)            9.34

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
      6/30/2005                 13.67         0.32           (0.51)         (0.19)               -              -           13.48
     12/31/2004                 11.45         0.16            2.07           2.23            (0.01)             -           13.67
     12/31/2003                  8.44         0.10            3.04           3.14            (0.13)             -           11.45
  01/15(a)-12/31/02             10.00         0.15           (1.51)         (1.36)           (0.20)             -            8.44

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------






                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class A
      6/30/2005                0.14 %     $ 188,005       44.69%           1.06 %        (0.02)%         n/a %             n/a %
     12/31/2004               15.38         218,851      105.06            1.12          (0.20)          1.18             (0.26)
     12/31/2003               38.83         155,191       70.95            1.13           0.17           1.20              0.10
     12/31/2002              (17.22)         74,559       94.87            1.14          (0.03)          1.17             (0.06)
     12/31/2001               17.34          35,164       78.01            1.15           0.32           1.21              0.26
     12/31/2000               16.60          14,614       58.07            1.15           0.36            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
      6/30/2005               2.31          146,833       29.23 (e)        0.61           3.28            n/a                n/a
     12/31/2004               3.74          116,440      155.71 (e)        0.61           3.31            n/a                n/a
     12/31/2003               2.87           83,547       70.57            0.60           3.29            n/a                n/a
  01/15(a)-12/31/02           8.55           34,286       77.16            0.60           4.12            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class A
      6/30/2005              (0.57)          58,134       24.98            0.79              0.88         n/a                n/a
     12/31/2004              11.27          181,444       66.90            0.78              1.17        0.78               1.17
     12/31/2003              29.09           89,068      123.94            0.87              0.87        0.89               0.85
     12/31/2002             (24.94)          42,071       63.08            0.89              0.69        0.90               0.68
     12/31/2001             (11.78)          31,415       55.97            0.90              0.44         n/a                n/a
     12/31/2000             (11.38)          22,622       57.14            0.90              0.56         n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
      6/30/2005              (1.39)         215,295       24.22            0.66              3.01         n/a                n/a
     12/31/2004              19.49          298,098        2.77            0.66              1.83         n/a                n/a
     12/31/2003              37.31           97,126        1.66            0.65              1.59         n/a                n/a
  01/15(a)-12/31/02         (13.60)          26,518       32.40            0.65              1.56         n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

(e)  The Portfolio  Turnover  including dollar roll  transactions for JNL/Mellon
     Capital  Management Bond Index Fund on 06/30/05 and 12/31/04 is 173.77% and
     215.24%, respectively.




JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
      6/30/2005            $   13.28       $ 0.05          $ 0.44         $ 0.49              $ -           $ -          $ 13.77
     12/31/2004                11.47         0.06            1.75           1.81                -             -            13.28
     12/31/2003                 8.55         0.03            2.92           2.95            (0.03)            -            11.47
  01/15(a)-12/31/02            10.00         0.06           (1.45)         (1.39)           (0.06)            -             8.55

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
      6/30/2005                10.66         0.07           (0.18)         (0.11)               -             -            10.55
     12/31/2004                 9.84         0.12            0.87           0.99            (0.12)        (0.05)           10.66
     12/31/2003                 7.79         0.03            2.13           2.16            (0.08)        (0.03)            9.84
  01/15(a)-12/31/02            10.00         0.05           (2.26)         (2.21)               -             -             7.79

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
      6/30/2005                13.43         0.04           (0.23)         (0.19)               -             -           13.24
     12/31/2004                11.46         0.07            1.93           2.00                -         (0.03)          13.43
     12/31/2003                 7.94         0.05            3.59           3.64            (0.04)        (0.08)          11.46
  01/15(a)-12/31/02            10.00         0.08           (2.06)         (1.98)           (0.08)            -            7.94

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
      6/30/2005                11.92         0.07           (0.12)         (0.05)               -             -           11.87
     12/31/2004                10.12         0.03            1.78           1.81            (0.01)            -           11.92
     12/31/2003                 7.20         0.03            2.89           2.92                -             -           10.12
     12/31/2002                 9.27         0.03           (2.10)         (2.07)               -             -            7.20
  05/01(a)-12/31/01            10.00         0.03           (0.76)         (0.73)               -             -            9.27

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------




                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
      6/30/2005                3.69 %      $ 234,597        4.16%           0.61 %         0.92 %          n/a %             n/a %
     12/31/2004               15.79          198,751       13.75            0.60           0.62            n/a               n/a
     12/31/2003               34.55           81,077       18.34            0.60           0.65           0.61              0.64
  01/15(a)-12/31/02          (13.94)          12,728       60.00            0.60           0.60           0.61              0.59

-----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
      6/30/2005               (1.03)         361,570       13.43            0.61           1.24            n/a               n/a
     12/31/2004               10.06          361,845        6.74            0.60           1.49            n/a               n/a
     12/31/2003               27.79          190,338        8.90            0.60           1.22           0.61              1.21
  01/15(a)-12/31/02          (22.10)          46,776        1.89            0.60           1.15           0.61              1.14

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
      6/30/2005               (1.41)         201,591       15.33            0.60           0.83            n/a               n/a
     12/31/2004               17.42          173,822       17.66            0.60           0.81            n/a               n/a
     12/31/2003               45.88           76,130       38.17            0.60           0.75           0.61              0.74
  01/15(a)-12/31/02          (19.79)          20,027       49.44            0.60           0.96           0.62              0.94

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
      6/30/2005               (0.42)         242,997       11.70            1.06           1.33            n/a               n/a
     12/31/2004               17.93          235,047       17.59            1.06           0.56            n/a               n/a
     12/31/2003               40.56          104,625       38.02            1.05           0.57            n/a               n/a
     12/31/2002              (22.33)          50,522       64.05            1.05           0.44            n/a               n/a
  05/01(a)-12/31/01           (7.30)          59,841       44.80            1.05           0.54            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.




JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class A
      6/30/2005            $   8.63    $    (0.01)        $ (0.05)       $ (0.06)             $ -           $ -           $ 8.57
     12/31/2004                8.28          0.01            0.34           0.35                -             -             8.63
     12/31/2003                7.03         (0.03)           1.28           1.25                -             -             8.28
     12/31/2002                9.41         (0.03)          (2.35)         (2.38)               -             -             7.03
  05/01(a)-12/31/01           10.00          0.01           (0.59)         (0.58)           (0.01)            -             9.41

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
      6/30/2005               11.96          0.10            0.23           0.33                -             -            12.29
     12/31/2004               11.76          0.17            0.36           0.53            (0.20)        (0.13)           11.96
     12/31/2003               11.60          0.13            0.42           0.55            (0.17)        (0.22)           11.76
     12/31/2002               10.66          0.24            0.70           0.94                -             -            11.60
     12/31/2001               10.29          0.30            0.68           0.98            (0.28)        (0.33)           10.66
     12/31/2000                9.64          0.45            0.68           1.13            (0.47)        (0.01)           10.29

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class A
      6/30/2005               18.59          0.03            0.18           0.21                -             -            18.80
     12/31/2004               16.54          0.20            1.96           2.16            (0.11)            -            18.59
     12/31/2003               13.04          0.08            3.47           3.55            (0.05)            -            16.54
     12/31/2002               17.18             -           (4.14)         (4.14)               -             -            13.04
     12/31/2001               22.91         (0.01)          (5.72)         (5.73)               -             -            17.18
     12/31/2000               28.45         (0.05)          (5.03)         (5.08)               -         (0.46)           22.91

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class A
      6/30/2005                8.09         (0.02)           0.02              -                -             -            8.09
     12/31/2004                6.82         (0.04)           1.31           1.27                -             -            8.09
     12/31/2003                5.11         (0.03)           1.74           1.71                -             -            6.82
     12/31/2002                7.23         (0.04)          (2.08)         (2.12)               -             -            5.11
     12/31/2001                9.90         (0.05)          (2.62)         (2.67)               -             -            7.23
  05/01(a)-12/31/00           10.00             -           (0.10)         (0.10)               -             -            9.90

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------





                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class A
      6/30/2005                 (0.70)%   $  25,050      41.37%           1.01 %       (0.21)%          n/a %              n/a %
     12/31/2004                  4.23        24,479     124.90            1.01          0.12            n/a                n/a
     12/31/2003                 17.78        32,993      94.02            1.00         (0.49)           n/a                n/a
     12/31/2002                (25.29)       17,846      55.58            1.00         (0.49)           n/a                n/a
  05/01(a)-12/31/01             (5.82)       13,557      58.88            1.00          0.17            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
      6/30/2005                  2.76       485,277     135.83 (f)        0.81          2.47            n/a                n/a
     12/31/2004                  4.45       390,124     162.80 (f)        0.81          1.72            n/a                n/a
     12/31/2003                  4.78       317,301     146.76            0.80          2.02            n/a                n/a
     12/31/2002                  8.85       211,362     116.05            0.80          3.23            n/a                n/a
     12/31/2001                  9.52        54,851     112.25            0.80          4.35            n/a                n/a
     12/31/2000                 11.75        21,715     221.61            0.93 (e)      5.98            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class A
      6/30/2005                 1.13        157,184      68.44            0.98          0.38            n/a                n/a
     12/31/2004                13.04        149,669      91.21            0.99          0.95           1.06               0.88
     12/31/2003                27.23        164,927      74.82            1.00          0.45           1.07               0.38
     12/31/2002               (24.10)       153,303     123.47            0.99          0.23           1.05               0.17
     12/31/2001               (25.01)       282,049      91.77            0.96         (0.07)          0.99              (0.10)
     12/31/2000               (17.85)       497,299      77.67            0.94         (0.22)          0.95              (0.23)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class A
      6/30/2005                 0.00        32,268       43.36            1.06         (0.50)           n/a                n/a
     12/31/2004                18.62        33,829      111.57            1.06         (0.62)          1.14              (0.70)
     12/31/2003                33.46        28,909      116.81            1.05         (0.52)          1.11              (0.58)
     12/31/2002               (29.32)       18,647      116.70            1.05         (0.62)          1.10              (0.67)
     12/31/2001               (26.97)       29,541      211.61            1.05         (0.46)          1.09              (0.50)
  05/01(a)-12/31/00            (1.00)       46,122       58.67            1.05         (0.09)          1.06              (0.10)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

(e)  The ratio of net operating expenses was 0.80%.

(f)  The Portfolio  Turnover  including  dollar roll  transactions for JNL/PIMCO
     Total  Return Bond Fund on 06/30/05  and  12/31/04 was 259.93% and 352.28%,
     respectively.



JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class A
      6/30/2005            $  17.42         $ 0.09        $      -         $ 0.09              $ -           $ -         $ 17.51
     12/31/2004               16.09           0.24            1.33           1.57            (0.24)            -           17.42
     12/31/2003               13.06           0.16            3.04           3.20            (0.17)            -           16.09
     12/31/2002               16.50           0.16           (3.44)         (3.28)           (0.16)            -           13.06
     12/31/2001               17.78           0.15           (1.27)         (1.12)           (0.16)            -           16.50
     12/31/2000               16.78           0.16            1.00           1.16            (0.16)            -           17.78

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

Class A
      6/30/2005               11.89              -           (0.02)         (0.02)               -             -           11.87
     12/31/2004               10.57           0.02            1.31           1.33            (0.01)            -           11.89
     12/31/2003                8.44           0.06            2.20           2.26            (0.13)            -           10.57
     12/31/2002               10.45           0.06           (1.97)         (1.91)           (0.10)            -            8.44
     12/31/2001               12.86           0.02           (1.38)         (1.36)           (0.35)        (0.70)          10.45
     12/31/2000               14.69          (0.10)          (1.28)         (1.38)           (0.17)        (0.28)          12.86

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND

Class A
      6/30/2005                10.35         (0.10)           0.24           0.14                -             -           10.49
10/04(a)-12/31/04              10.00          0.14            0.21           0.35                -             -           10.35

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND

Class A
      6/30/2005                12.23             -           (0.01)         (0.01)               -             -           12.22
     12/31/2004                11.07          0.07            1.19           1.26            (0.06)        (0.04)          12.23
     12/31/2003                 9.25          0.08            1.93           2.01            (0.19)            -           11.07
     12/31/2002                10.70          0.08           (1.41)         (1.33)           (0.12)            -            9.25
     12/31/2001                12.37          0.01           (0.92)         (0.91)           (0.32)        (0.44)          10.70
     12/31/2000                13.42          0.03           (0.62)         (0.59)           (0.21)        (0.25)          12.37

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND

Class A
      6/30/2005                10.54          0.24           (0.17)          0.07                -             -           10.61
10/04(a)-12/31/04              10.00          0.11            0.43           0.54                -             -           10.54

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND

Class A
      6/30/2005                11.67         (0.01)           0.05           0.04                -             -           11.71
     12/31/2004                10.91          0.12            0.92           1.04            (0.11)        (0.17)          11.67
     12/31/2003                 9.48          0.10            1.58           1.68            (0.25)            -           10.91
     12/31/2002                10.54          0.10           (0.99)         (0.89)           (0.17)            -            9.48
     12/31/2001                11.83          0.08           (0.65)         (0.57)           (0.34)        (0.38)          10.54
     12/31/2000                12.45          0.11           (0.31)         (0.20)           (0.23)        (0.19)          11.83

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class A
      6/30/2005                 0.52 %     $ 190,023      38.33%           0.97 %        0.95 %             n/a %             n/a %
     12/31/2004                 9.76         215,615      46.27            0.97          1.24              1.01              1.20
     12/31/2003                24.55         309,732      67.86            0.98          1.16              1.03              1.11
     12/31/2002               (19.87)        256,100      62.19            0.98          1.06              1.01              1.03
     12/31/2001                (6.32)        347,246      82.54            0.96          0.89              0.99              0.86
     12/31/2000                 6.96         422,750      86.43            0.96          1.05              0.97              1.04

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

Class A
      6/30/2005                (0.17)        646,257      30.40            0.18         (0.09)              n/a             n/a
     12/31/2004                12.61         670,711      62.01            0.18          0.41               n/a             n/a
     12/31/2003                26.80         164,016       3.87            0.20          0.97               n/a             n/a
     12/31/2002               (18.26)         97,110      37.53            0.20          0.77               n/a             n/a
     12/31/2001               (10.58)        107,519      67.65            0.20          1.16               n/a             n/a
     12/31/2000                (9.37)         95,075      24.94            0.20          1.62               n/a             n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND

Class A
      6/30/2005                 1.35          52,552      10.59            0.19          0.26              n/a              n/a
10/04(a)-12/31/04               3.50          13,909      13.03            0.18         12.94              n/a              n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND

Class A
      6/30/2005                (0.08)      1,000,228      27.39            0.16         (0.08)             n/a              n/a
     12/31/2004                11.41       1,001,562      46.80            0.17          0.67              n/a              n/a
     12/31/2003                21.73         609,887       3.33            0.20          1.40              n/a              n/a
     12/31/2002               (12.40)        331,543      32.67            0.20          1.26              n/a              n/a
     12/31/2001                (7.34)        298,741      59.64            0.20          1.66              n/a              n/a
     12/31/2000                (4.35)        222,052      19.23            0.20          2.61              n/a              n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND

Class A
      6/30/2005                 0.66          83,915      16.59            0.19          0.16              n/a              n/a
10/04(a)-12/31/04               5.40          19,873       0.39            0.18         11.25              n/a              n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND

Class A
      6/30/2005                 0.34         732,936      19.68            0.18         (0.05)             n/a              n/a
     12/31/2004                 9.58         619,106      38.10            0.18          1.20              n/a              n/a
     12/31/2003                17.75         402,322       2.24            0.20          1.79              n/a              n/a
     12/31/2002                (8.48)        227,833      31.43            0.20          1.75              n/a              n/a
     12/31/2001                (4.78)        187,495      49.46            0.20          2.42              n/a              n/a
     12/31/2000                (1.55)        139,701      25.30            0.20          3.53              n/a              n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.



JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

Class A
      6/30/2005            $  8.51          $ 0.32         $ (0.30)        $ 0.02              $ -           $ -          $ 8.53
     12/31/2004               8.03            0.17            0.49           0.66            (0.18)            -            8.51
     12/31/2003               6.98            0.75            1.05           1.80            (0.75)            -            8.03
     12/31/2002               7.42            0.87           (0.44)          0.43            (0.87)            -            6.98
     12/31/2001               7.67            0.65           (0.24)          0.41            (0.66)            -            7.42
     12/31/2000               8.71            0.64           (1.05)         (0.41)           (0.63)            -            7.67

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS STRATEGIC BOND FUND

Class A
      6/30/2005              11.47            0.23            0.01           0.24                -             -           11.71
     12/31/2004              11.40            0.56            0.23           0.79            (0.53)        (0.19)          11.47
     12/31/2003              10.63            0.49            0.95           1.44            (0.52)        (0.15)          11.40
     12/31/2002              10.41            0.65            0.22           0.87            (0.65)            -           10.63
     12/31/2001              10.37            0.68            0.01           0.69            (0.65)            -           10.41
     12/31/2000              10.25            0.68            0.06           0.74            (0.62)            -           10.37

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

Class A
      6/30/2005              11.31            0.21            0.12           0.33                -             -           11.64
     12/31/2004              11.47            0.54           (0.10)          0.44            (0.53)        (0.07)          11.31
     12/31/2003              11.89            0.45           (0.31)          0.14            (0.42)        (0.14)          11.47
     12/31/2002              11.17            0.42            0.86           1.28            (0.42)        (0.14)          11.89
     12/31/2001              10.96            0.50            0.25           0.75            (0.49)        (0.05)          11.17
     12/31/2000              10.36            0.60            0.59           1.19            (0.59)            -           10.96

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------




                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

Class A
      6/30/2005              0.24 %         $ 262,885     13.99%           0.81 %       7.47 %            n/a %             n/a %
     12/31/2004              8.22             284,949    149.00            0.83         6.97              n/a               n/a
     12/31/2003             25.79              19,464     71.74            0.90         8.47              n/a               n/a
     12/31/2002              5.76              17,079     77.04            0.90         8.88              n/a               n/a
     12/31/2001              5.33              20,220     48.73            0.90         8.54              n/a               n/a
     12/31/2000             (4.67)             16,437     35.52            0.90         9.17              n/a               n/a

-----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS STRATEGIC BOND FUND

Class A
      6/30/2005              2.09             287,721     63.79 (f)        0.94         4.36              n/a               n/a
     12/31/2004              6.91             236,706     74.16 (f)        0.94         4.63              n/a               n/a
     12/31/2003             13.53             197,923     61.03            0.95         5.03              n/a               n/a
     12/31/2002              8.38             125,881     83.34            0.95         6.22              n/a               n/a
     12/31/2001              6.71             123,310     86.36            0.98 (e)     6.46              n/a               n/a
     12/31/2000              7.28             116,654     93.13            0.95         7.42              n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

Class A
      6/30/2005              2.92             206,182     30.81 (f)        0.80         3.73              n/a               n/a
     12/31/2004              3.85             197,863     64.93 (f)        0.79         3.92              n/a               n/a
     12/31/2003              1.18             257,274     43.56            0.78         3.26              n/a               n/a
     12/31/2002             11.47             304,265     35.72            0.78         4.26              n/a               n/a
     12/31/2001              6.92             226,275     69.10            0.82 (e)     5.09              n/a               n/a
     12/31/2000             11.50             138,122     49.09            0.80         6.06              n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

(e)  The ratio of net operating expenses for JNL/Salomon Brothers Strategic Bond
     Fund and JNL/Salomon Brothers U.S. Government & Quality Bond Fund was 0.95% and 0.79%, respectively.

(f)  The Portfolio  Turnover  including dollar roll transactions for JNL/Salomon
     Brothers  Stratigic Bond Fund and  JNL/Salomon  Brothers U.S.  Government &
     Quality  Bond Fund on 06/30/05  was 254.18%  and  253.29%,  and 422.85% and
     643.06% on 12/30/04, respectively.



JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND

Class A
      6/30/2005            $    17.12       $ 0.19         $ (0.13)        $ 0.06              $ -            $ -          $ 17.18
     12/31/2004                 15.55         0.36            1.33           1.69            (0.02)         (0.10)           17.12
     12/31/2003                 13.14         0.32            2.51           2.83            (0.30)         (0.12)           15.55
     12/31/2002                 14.00         0.42           (0.69)         (0.27)           (0.42)         (0.17)           13.14
     12/31/2001                 13.13         0.41            0.98           1.39            (0.44)         (0.08)           14.00
     12/31/2000                 12.60         0.50            0.52           1.02            (0.46)         (0.03)           13.13

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class A
      6/30/2005                 19.41         0.07           (1.49)         (1.42)               -              -            17.99
     12/31/2004                 17.43         0.10            1.88           1.98                -              -            19.41
     12/31/2003                 14.06         0.13            3.24           3.37                -              -            17.43
     12/31/2002                 19.48         0.10           (5.38)         (5.28)           (0.14)             -            14.06
     12/31/2001                 25.97         0.08           (6.19)         (6.11)           (0.35)         (0.03)           19.48
     12/31/2000                 35.69         0.07           (6.55)         (6.48)           (0.59)         (2.65)           25.97

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND

Class A
      6/30/2005                 19.71         0.02           (0.33)         (0.31)               -              -            19.40
     12/31/2004                 17.65        (0.02)           2.08           2.06                -              -            19.71
     12/31/2003                 13.03        (0.04)           4.66           4.62                -              -            17.65
     12/31/2002                 18.55        (0.04)          (5.48)         (5.52)               -              -            13.03
     12/31/2001                 26.65            -           (8.04)         (8.04)           (0.01)         (0.05)           18.55
     12/31/2000                 39.97         0.16           (8.45)         (8.29)           (0.51)         (4.52)           26.65

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class A
      6/30/2005                  1.00         0.01               -           0.01            (0.01)             -             1.00
     12/31/2004                  1.00         0.01               -           0.01            (0.01)             -             1.00
     12/31/2003                  1.00         0.01               -           0.01            (0.01)             -             1.00
     12/31/2002                  1.00         0.01               -           0.01            (0.01)             -             1.00
     12/31/2001                  1.00         0.03               -           0.03            (0.03)             -             1.00
     12/31/2000                  1.00         0.06               -           0.06            (0.06)             -             1.00

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------




                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND

Class A
      6/30/2005               0.35 %       $ 380,159     15.19 %(e)       0.80 %         2.18 %          n/a %             n/a %
     12/31/2004              10.88           381,316    120.61            0.80           2.42            n/a               n/a
     12/31/2003              21.57           303,892     54.21            0.80           2.49           0.81              2.48
     12/31/2002              (1.93)          217,013     68.30            0.81           2.98           0.81              2.98
     12/31/2001              10.57           212,196     42.38            0.81           3.28            n/a               n/a
     12/31/2000               8.25           155,270     25.76            0.82           4.02            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class A
      6/30/2005              (7.32)          185,059    160.39            1.10           0.66            n/a %             n/a %
     12/31/2004              11.36           217,952    296.09            1.11           0.58           1.21              0.48
     12/31/2003              23.97           197,288    120.39            1.13           0.70           1.18              0.65
     12/31/2002             (27.12)          206,070     65.19            1.07           0.45           1.10              0.42
     12/31/2001             (23.50)          389,796     93.37            1.05           0.42           1.06              0.41
     12/31/2000             (18.28)          665,187     65.56            1.03           0.03            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND

Class A
      6/30/2005              (1.57)          216,488     36.71            0.99           0.16            n/a                n/a
     12/31/2004              11.67           295,491    154.46            1.00          (0.09)          1.02              (0.11)
     12/31/2003              35.46           257,852     78.47            1.04          (0.28)          1.08              (0.32)
     12/31/2002             (29.76)          215,884    117.19            1.02          (0.18)          1.10              (0.26)
     12/31/2001             (30.18)          436,946    100.02            0.99           0.05           1.02               0.02
     12/31/2000             (20.97)          744,972     61.65            0.98           0.25            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class A
      6/30/2005               1.06           221,616       n/a            0.61           2.15            n/a                n/a
     12/31/2004               0.78           237,815       n/a            0.61           0.81            n/a                n/a
     12/31/2003               0.46           184,440       n/a            0.69           0.47            n/a                n/a
     12/31/2002               1.07           214,520       n/a            0.69           1.07            n/a                n/a
     12/31/2001               3.45           242,518       n/a            0.69           3.28            n/a                n/a
     12/31/2000               5.83           185,012       n/a            0.70           5.73            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

(e)  The Portfolio  Turnover  including dollar roll  transactions for JNL/Select
     Balanced Fund is 15.19%.



JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class A
      6/30/2005            $   16.71        $ 0.03         $ 0.22         $ 0.25              $ -            $ -          $ 16.96
     12/31/2004                14.70          0.12           2.05           2.17            (0.06)         (0.10)           16.71
     12/31/2003                10.97          0.11           3.71           3.82            (0.03)         (0.06)           14.70
  09/30(a)-12/31/02            10.00          0.06           0.91           0.97                -              -            10.97

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class A
      6/30/2005                18.36          0.02          (0.27)         (0.25)               -              -            18.11
     12/31/2004                16.77          0.08           1.58           1.66            (0.07)             -            18.36
     12/31/2003                12.85          0.02           3.90           3.92                -              -            16.77
     12/31/2002                16.78          0.01          (3.92)         (3.91)           (0.02)             -            12.85
     12/31/2001                18.74          0.02          (1.94)         (1.92)               -          (0.04)           16.78
     12/31/2000                21.70             -          (0.11)         (0.11)           (0.01)         (2.84)           18.74

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class A
      6/30/2005                27.87         (0.06)          0.45           0.39                -              -            28.26
     12/31/2004                24.89         (0.13)          4.61           4.48                -          (1.50)           27.87
     12/31/2003                18.05         (0.12)          7.08           6.96                -          (0.12)           24.89
     12/31/2002                23.12         (0.15)         (4.92)         (5.07)               -              -            18.05
     12/31/2001                23.47         (0.13)         (0.22)         (0.35)               -              -            23.12
     12/31/2000                23.71         (0.04)          1.67           1.63                -          (1.87)           23.47

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class A
      6/30/2005                13.64          0.08          (0.08)             -                -              -            13.64
     12/31/2004                11.92          0.12           1.68           1.80            (0.08)             -            13.64
     12/31/2003                 9.22          0.06           2.70           2.76            (0.06)             -            11.92
     12/31/2002                11.11          0.09          (1.96)         (1.87)               -          (0.02)            9.22
     12/31/2001                11.14          0.08           0.01           0.09            (0.08)         (0.04)           11.11
  05/01(a)-12/31/00            10.00          0.09           1.16           1.25            (0.09)         (0.02)           11.14

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------







                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class A
      6/30/2005                1.50 %      $ 226,725        12.10%          0.86 %        1.32 %         n/a %             n/a %
     12/31/2004               14.77          154,283       136.31           0.86          1.50           n/a               n/a
     12/31/2003               34.80           54,532        16.19           0.85          1.81          0.88              1.78
  09/30(a)-12/31/02            9.70           18,004         8.64           0.85          2.24          0.98              2.11

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class A
      6/30/2005               (7.32)         692,815        18.66           0.91          0.32            n/a               n/a
     12/31/2004                9.89          606,885        36.69           0.92          0.51           0.93              0.50
     12/31/2003               30.54          474,046        36.37           0.92          0.14           0.95              0.11
     12/31/2002              (23.33)         316,367        46.16           0.92          0.06           0.94              0.04
     12/31/2001              (10.23)         474,105        63.38           0.92          0.12           0.92              0.12
     12/31/2000               (0.34)         411,855        77.19           0.92          0.03           0.92              0.03

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class A
      6/30/2005                1.40          554,165        14.60           1.02         (0.42)           n/a               n/a
     12/31/2004               18.03          541,739        34.02           1.02         (0.55)          1.04             (0.57)
     12/31/2003               38.60          379,541        42.89           1.03         (0.60)          1.04             (0.61)
     12/31/2002              (21.93)         248,327        42.22           1.03         (0.67)          1.04             (0.68)
     12/31/2001               (1.49)         366,028        44.26           1.02         (0.56)          1.03             (0.57)
     12/31/2000                7.16          419,796        47.90           1.02         (0.20)           n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class A
      6/30/2005                0.00          495,248        13.82           0.97          1.17            n/a               n/a
     12/31/2004               15.12          485,126        42.10           0.99          1.01           1.01              0.99
     12/31/2003               29.97          404,470        28.06           1.00          1.05           1.02              1.03
     12/31/2002              (16.84)         220,106        38.21           1.00          0.97           1.02              0.95
     12/31/2001                0.78          216,408        42.29           1.00          0.93           1.02              0.91
  05/01(a)-12/31/00           12.54           26,446        44.84           1.00          1.47           1.01              1.46

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.



On the last page of the prospectus, delete the last paragraph in its entirety and replace it with the following:

You also can review and copy information about the Trust (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC's Public Reference Room in Washington, D.C. Reports and other information about the Trust also are available on the EDGAR database on the SEC's Internet site (HTTP://WWW.SEC.GOV), and copies may be obtained, after payment of a duplicating fee, by electronic request (PUBLICINFO@SEC.GOV) or by writing the SEC's Public Reference Section, 100 F. Street, N.E., Washington, D.C., 20549. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-551-8090.



This Supplement is dated December 31, 2005.

(To be used with HR105 Rev. 05/05 and VC2440 Rev. 05/05.)

                                                                  V5982 12/05

1

                    SUPPLEMENT DATED DECEMBER 31, 2005 TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 2, 2005

                               JNL(R) SERIES TRUST

Please note that the changes are effective January 17, 2006 and apply to your variable annuity and/or variable life product(s).

On page 31, under the section entitled "INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS", the first two paragraphs should be deleted in their entirety and replaced with the following:

FUNDAMENTAL POLICIES. Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund if a matter affects just that Fund), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the affected Fund) are present or represented by proxy. Unless otherwise indicated, all restrictions apply at the time of investment.

     (1) Each Fund, except the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, JNL/S&P Retirement 2025 Fund, JNL/Lazard Small Cap Value Fund and JNL/Lazard Mid Cap Value Fund, shall be a "diversified company," as such term is defined under the 1940 Act.

On page 36, sub-section (g) for the JNL/Goldman Sachs Mid Cap Value Fund should be deleted and replaced with the following:

     (g) The Fund may invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies but may neither invest more than 5% of its total assets in any one investment company nor acquire more than 3% of the voting securities of any other investment company. The Funds have received exemptive relief and therefore can invest up to 25% in an affiliated money market fund.

On page 36, sub-section (b) for the JNL/JPMorgan International Value Fund should be deleted and replaced with the following:

     (b) The Fund may invest up to 10% of its total assets in shares of investment companies and up to 5% of its total assets in any one investment company as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company. The Funds have received exemptive and therefore can invest up to 25% in an affiliated money market fund.

On page 44, under the section entitled "TRUSTEES AND OFFICERS OF THE TRUST", the third paragraph and the tables that follow should be deleted in their entirety and replaced with the following:

For purposes of this section, the term "Fund Complex" includes each of the following investment companies: JNL(R) Series Trust (46 portfolios), JNL Investors Series Trust (1 portfolio), JNL Variable Fund LLC (16 portfolios), and JNLNY Variable Fund I LLC (8 portfolios). Some of the Trustees and officers are also Trustees and officers of other Funds in the Fund Complex.



------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
                                                                                                        NUMBER OF
                                   CURRENT                                                            PORTFOLIOS IN        OTHER
                                  POSITION         LENGTH                   PRINCIPAL               THE FUND COMPLEX    TRUSTEESHIPS
    TRUSTEE/OFFICER (AGE)         WITH THE         OF TIME                  OCCUPATION               OVERSEEN BY THE      HELD BY
          & ADDRESS                 TRUST          SERVED              FOR THE PAST 5 YEARS              TRUSTEE        THE TRUSTEE
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
INTERESTED TRUSTEE
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
Robert A. Fritts* (57)          Trustee        8/97 to          Senior Vice President (9/03 to             71          None
1 Corporate Way                 ERROR!         present          present) and Controller of
Lansing, MI 48951               BOOKMARK NOT                    Jackson National Life Insurance
                                DEFINED.       12/02 to         Company (9/82 to
                                               present);        Vice present President
                                                                and Controller of
                                                                Jackson National Life Insurance
                                President                       Company (8/82 to 8/03); Trustee
                                and Chief                       or Manager, and (since 12/02)
                                Executive                       President and Chief Executive
                                Officer                         Officer, of each other investment
                                                                company in the Fund Complex.
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
Michael Bouchard (49)           Trustee        12/03 to         Sheriff, Oakland County, Michigan          71          None
1 Corporate Way                 ERROR!         present          (1/99 to present);
Lansing, MI 48951               BOOKMARK NOT                    Senator - State of Michigan (1991
                                DEFINED.                        to 1999);
                                                                Chairman -
                                                                Financial
                                                                Services
                                                                Committee (1/95
                                                                to 1/99)
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
Dominic D'Annunzio (67)         Chairman of    2/04 to          Acting Commissioner of Insurance           71          None
1 Corporate Way                 the Board      present          for the State of Michigan (1/90
Lansing, MI 48951               ERROR!                          to 5/90) (8/97 to 5/98)
                                BOOKMARK NOT   2/02 to
                                DEFINED.       present

                                Trustee
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
Michelle Engler (47)            Trustee        12/03 to         Attorney (1983 to present);                71          Director of
1 Corporate Way                 ERROR!         present          First Lady of the State of                             Federal Home
Lansing, MI 48951               BOOKMARK NOT                    Michigan (1990 to 2002);                               LoaanMortgage
                                DEFINED.                        Michigan
                                                                Community
                                                                Service
                                                                Corporation
                                                                Commission Chair
                                                                (1991 to 2000)
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
Joseph Frauenheim (71)          Trustee        12/94 to         Consultant (Banking)                       71          None
1 Corporate Way                 ERROR!         present
Lansing, MI 48951               BOOKMARK NOT
                                DEFINED.
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
Richard McLellan (63)           Trustee        12/94 to         Member, Dykema Gossett PLLC (Law           71          None
1 Corporate Way                 ERROR!         present          Firm)
Lansing, MI 48951               BOOKMARK NOT
                                DEFINED.
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------






------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
                                                                                                        NUMBER OF
                                   CURRENT                                                            PORTFOLIOS IN        OTHER
                                  POSITION         LENGTH                   PRINCIPAL               THE FUND COMPLEX    TRUSTEESHIPS
    TRUSTEE/OFFICER (AGE)         WITH THE         OF TIME                  OCCUPATION               OVERSEEN BY THE      HELD BY
          & ADDRESS                 TRUST          SERVED              FOR THE PAST 5 YEARS              TRUSTEE        THE TRUSTEE
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
------------------------------ -------------- ----------------- ---------------------------------- ------------------- -------------
OFFICERS
------------------------------ -------------- ----------------- ---------------------------------- ------------------- -------------
------------------------------ -------------- ----------------- ---------------------------------- ------------------- -------------
Mark D. Nerud (39)             Vice           8/97 to           Chief Financial Officer of the       Not Applicable    Not
225 West Wacker Drive,         President      present           Adviser (11/00 to present) and                         Applicable
Chicago, IL 60606                                               Managing Board Member of the
                               Treasurer      12/02 to          Adviser (11/00 to 11/03); Vice
                               and Chief      present           President, Treasurer, Chief
                               Financial                        Financial Officer of other
                               Officer                          Investment Companies advised by
                                                                the Adviser; Vice President -
                                                                Fund Accounting & Administration
                                                                of Jackson National Life
                                                                Insurance Company (1/00 to
                                    present)
------------------------------ -------------- ----------------- ---------------------------------- ------------------- -------------
------------------------------ -------------- ----------------- ---------------------------------- ------------------- -------------
Susan S. Rhee (34)             Vice           2/04 to           Secretary of the Adviser (11/00      Not Applicable     Not
1 Corporate Way                President,     present           to present); Assistant Vice                             Applicable
Lansing, MI 48951              Counsel and                      President of Jackson National
                               Secretary                        Life Insurance Company (8/03 to
                                                                present); Associate General
                                                                Counsel of Jackson National Life
                                                                Insurance Company (7/01 to
                                                                present); Senior Attorney of
                                                                Jackson National Life Insurance
                                                                Company (1/00 to 7/01);
------------------------------ -------------- ----------------- ---------------------------------- ------------------- -------------
------------------------------ -------------- ----------------- ---------------------------------- ------------------- -------------
Steven J. Fredricks (35)       Chief          1/05 to present   Attorney of Jackson National         Not Applicable     Not
1 Corporate Way                Compliance                       Life Insurance Company (2/02 to                         Applicable
Lansing, MI 48951              Officer                          Present); Contract Attorney,
                                                                Godfrey & Kahn, S.C. (2001 -
                                                                2002); Assistant General
                                                                Counsel, Aid Association for
                                                                Lutherans (1997 to 2001)
------------------------------ -------------- ----------------- ---------------------------------- ------------------- -------------

On page 49, under the section entitled "TRUSTEE COMPENSATION", please delete the paragraph in its entirety and replace it with the following:

The Trustee who is an "interested person" receives no compensation from the Trust. Each disinterested Trustee is paid by the Funds an annual retainer of $25,000, as well as a fee of $5,000 for each meeting of the Board of Trustees attended. The Chairman of the Board of Trustees receives an annual retainer of $10,000. Each Trustee receives $2,500 for telephonic meetings. The Chair of the Audit Committee receives an additional annual retainer of $5,000 for his services in that capacity. The members of the Audit Committee receive $2,500 for each Audit Committee meeting. The members of the Audit Committee will receive $1,250 for telephonic Audit Committee meetings.

On page 102, the last paragraph should be deleted in its entirety and replaced with the following:

         Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041, serves as sub-adviser to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, and JNL/S&P Retirement 2025 Fund. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

On page 103, under the section entitled "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST", please add the following chart:


All figures quoted are as of September 30, 2005
DAVID BRAVERMAN*                                                       Number Of               Approximate Total
                                                                        ACCOUNTS                     ASSETS
Registered investment companies: .......................                   0                          $0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
Other pooled investment vehicles:.......................                   2                      $10 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
Other accounts:.........................................                   2                      $86 billion
                                                                 -----------------------    ------------------------
* In addition to acting as a co-portfolio manager on the JNL Series Trust and as supervisor of the SPIAS analytical group, Mr. Braverman is the primary manager on the above accounts.

JOSHUA HARARI & PETER TSUI (CO-MANAGERS)                               Number Of               Approximate Total
                                                                        ACCOUNTS                     ASSETS
Registered investment companies: .......................                   1                     $2.7 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
Other pooled investment vehicles:.......................                   1                     $237 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
Other accounts:.........................................            Approximately 8              Not Available
                                                                 -----------------------    ------------------------

Delete the information for the JNL/S&P funds on page 153 and replace with the following:

  JNL/S&P Managed Growth Fund*.........................        $0 to $1.3 billion......................      .07%
                                                               Next $1.2 billion.......................      .05%
                                                               Over $2.5 billion.......................      .04%

  JNL/S&P Managed Conservative Fund*...................        $0 to $1.3 billion......................      .07%
                                                               Next $1.2 billion.......................      .05%
                                                               Over $2.5 billion.......................      .04%

  JNL/S&P Managed Moderate Growth Fund*................        $0 to $1.3 billion......................      .07%
                                                               Next $1.2 billion.......................      .05%
                                                               Over $2.5 billion.......................      .04%

  JNL/S&P Managed Moderate Fund*.......................        $0 to $1.3 billion......................      .07%
                                                               Next $1.2 billion.......................      .05%
                                                               Over $2.5 billion.......................      .04%

  JNL/S&P Managed Aggressive Growth Fund*..............        $0 to $1.3 billion......................      .07%
                                                               Next $1.2 billion.......................      .05%
                                                               Over $2.5 billion.......................      .04%

  JNL/S&P Retirement Income Fund*......................        $0 to $1.3 billion......................      .07%
                                                               Next $1.2 billion.......................      .05%
                                                               Over $2.5 billion.......................      .04%

  JNL/S&P Retirement 2015 Fund*........................        $0 to $1.3 billion......................      .07%
                                                               Next $1.2 billion.......................      .05%
                                                               Over $2.5 billion.......................      .04%

  JNL/S&P Retirement 2020 Fund*........................        $0 to $1.3 billion......................      .07%
                                                               Next $1.2 billion.......................      .05%
                                                               Over $2.5 billion.......................      .04%

  JNL/S&P Retirement 2025 Fund*........................        $0 to $1.3 billion......................      .07%
                                                               Next $1.2 billion.......................      .05%
                                                               Over $2.5 billion.......................      .04%

*ASSETS FOR THESE FUNDS ARE AGGREGATED IN CALCULATING THE SUB-ADVISORY FEE.


On page 155, the section entitled "ADMINISTRATIVE FEE" should be deleted in its entirety and replaced with the following:

ADMINISTRATIVE FEE. Each Fund, except the JNL/Mellon Capital Management International Index Fund, the JNL/Select Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/JPMorgan International Equity Fund and each of the JNL/S&P Funds, pay to the JNAM L.L.C. (the Administrator) an Administrative Fee of .10% of the average daily net assets of the Fund. Each of the JNL/Mellon Capital Management International Index Fund, the JNL/Select Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund and the JNL/JPMorgan International Equity Fund pays an Administrative Fee of .15%. The JNL/S&P Funds pay an Administrative Fee of .05%. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance and the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees.

On page 155, the section entitled "CUSTODIAN AND TRANSFER AGENT" should be deleted in its entirety and replaced with the following:

CUSTODIAN AND TRANSFER AGENT. The custodian has custody of all securities and cash of the Trust maintained in the United States and attend to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust.

         Mellon Trust of New England, N.A. (formerly, Boston Safe Deposit and Trust Company), One Boston Place, Boston, Massachusetts 02108, acts as custodian for all of the Funds except the following Funds, for which the Trust acts as custodian: JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund and JNL/S&P Retirement 2025 Fund.

On page 175, the section entitled "FINANCIAL STATEMENTS" should be deleted in its entirety and replaced with the following:

                              FINANCIAL STATEMENTS

The unaudited financial statements of the JNL Series Trust for the period ended June 30, 2005 are incorporated by reference (which means they legally are part of this SAI) from the Trust's Semi-Annual Report to shareholders. The Semi-Annual Report is available at no charge upon written or telephone request to the Trust at the address and telephone number set forth on the front page of this Statement of Additional Information.

This Supplement is dated December 31, 2005.

(To be used with V3180 Rev. 05/05)

                                                                V5955 12/05



* Mr. Fritts is an "interested persons" of the Trust due to his position with Jackson National Life Insurance Company(R), which is the parent company of the Adviser and Distributor.

** The Chairman of the Board, interested and disinterested Trustees are elected to serve for an indefinite term.